UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31

Date of reporting period: 4/30/07

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds	The Commerce Funds Semi-Annual Report April 30, 2007

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 11 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2007 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE CORE EQUITY FUND

Core Equity Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 6.74%, based on Net Asset Value (NAV). This compares to the S&P 500 Index(2) six-month return of 8.60%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Commercial Services – 5.6%
25,335	Dun & Bradstreet Corp.	$ 2,287,751
12,875	Omnicom Group, Inc.	1,348,141
26,015	R.R. Donnelley & Sons Co.	1,045,803
34,225	SEI Investments Co.	2,088,752

		6,770,447

Communications – 4.9%
52,780	American Tower Corp.*	2,005,640
39,595	Crown Castle International Corp.*	1,359,692
107,435	Qwest Communications International, Inc.*	954,023
44,890	Verizon Communications, Inc.	1,713,900

		6,033,255

Consumer Durables – 1.1%
55,710	Leggett & Platt, Inc.	1,310,299

Consumer Non-Durables – 8.9%
13,725	Altria Group, Inc.	945,927
14,370	Kimberly-Clark Corp.	1,022,713
9,493	Kraft Foods, Inc.	317,731
53,930	Procter & Gamble Co.	3,468,238
38,590	Reynolds American, Inc.	2,479,793
38,945	The Clorox Co.	2,612,431

		10,846,833

Consumer Services – 5.5%
31,325	CBS Corp. Class B	995,195
67,150	McDonald’s Corp.	3,242,002
39,371	News Corp.	881,517
44,425	The Walt Disney Co.	1,553,986

		6,672,700

Electronic Technology – 8.6%
135,775	Applied Materials, Inc.	2,609,595
118,105	Cisco Systems, Inc.*	3,158,128

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
32,365	EMC Corp.*	$ 491,301
13,980	General Dynamics Corp.	1,097,431
55,050	Network Appliance, Inc.*	2,048,410
23,155	QUALCOMM, Inc.	1,014,189

		10,419,054

Energy Minerals – 6.7%
17,700	ChevronTexaco Corp.	1,376,883
86,210	Exxon Mobil Corp.	6,843,350

		8,220,233

Finance – 18.9%
18,055	Assurant, Inc.	1,038,704
74,125	Bank of America Corp.	3,772,962
27,075	CIT Group, Inc.	1,615,024
21,755	Citigroup, Inc.	1,166,503
5,730	Franklin Resources, Inc.	752,406
25,955	JPMorgan Chase & Co.	1,352,256
34,260	Lehman Brothers Holdings, Inc.	2,579,093
11,090	Lincoln National Corp.	789,054
27,065	Merrill Lynch & Co., Inc.	2,442,075
19,965	Principal Financial Group, Inc.	1,267,578
55,805	U.S. Bancorp.	1,916,902
33,395	Wachovia Corp.	1,854,758
42,005	Wells Fargo & Co.	1,507,559
11,935	Zions Bancorp.	976,283

		23,031,157

Health Services – 1.4%
40,095	IMS Health, Inc.	1,175,987
11,480	Quest Diagnostics, Inc.	561,257

		1,737,244

Health Technology – 13.2%
12,785	Abbott Laboratories	723,886
16,290	DENTSPLY International, Inc.	544,249

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Index of 500 stocks, an unmanaged index of common stock prices and is a widely recognized common measure of the overall U.S. stock market. The Index figures do not reflect the deduction of any fees, expenses or taxes.

2	The accompanying notes are an integral part of these financial statements.

COMMERCE CORE EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
56,430	Eli Lilly & Co.	$ 3,336,706
34,495	Johnson & Johnson	2,215,269
34,850	Merck & Co., Inc.	1,792,684
54,565	Pfizer, Inc.	1,443,790
104,955	Schering-Plough Corp.	3,330,222
23,885	Sepracor, Inc.*	1,282,147
21,535	Stryker Corp.	1,398,483

		16,067,436

Non-Energy Minerals – 0.7%
12,915	Nucor Corp.	819,586

Process Industries – 2.2%
54,425	E. I. du Pont de Nemours and Co.	2,676,077

Producer Manufacturing – 6.8%
34,935	Danaher Corp.	2,487,023
109,675	General Electric Co.	4,042,620
24,340	Ingersoll-Rand Co.	1,086,781
9,130	United Technologies Corp.	612,897

		8,229,321

Retail Trade – 4.7%
46,805	CVS Corp.	1,696,213
25,640	Kohl’s Corp.*	1,898,385
25,225	Liberty Media Corp. Interactive*	631,382
30,240	Wal-Mart Stores, Inc.	1,449,101

		5,675,081

Technology Services – 8.1%
41,260	BEA Systems, Inc.*	486,455
1,800	Google, Inc.*	848,484
46,230	Intuit, Inc.*	1,315,244
140,235	Microsoft Corp.	4,198,635
162,315	Oracle Corp.*	3,051,522

		9,900,340

Transportation – 1.0%
12,125	FedEx Corp.	1,278,460

TOTAL COMMON STOCKS
(Cost $96,764,132)		$119,687,523

Exchange Traded Fund – 1.2%
10,000	SPDR Trust Series 1	$ 1,482,900
(Cost $1,440,162)

TOTAL INVESTMENTS – 99.5%
(Cost $98,204,294)		$121,170,423
Other assets in excess of liabilities – 0.5%		603,263

Net Assets – 100.0%		$121,773,686

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 04/30/07	AS OF 10/31/06

Finance	18.9%	21.9%
Health Technology	13.2	5.6
Consumer Non-Durables	8.9	5.1
Electronic Technology	8.6	8.3
Technology Services	8.1	9.9
Producer Manufacturing	6.8	8.3
Energy Minerals	6.7	8.5
Commercial Services	5.6	5.5
Consumer Services	5.5	3.9
Communications	4.9	4.2
Retail Trade	4.7	7.5
Process Industries	2.2	0.0
Health Services	1.4	4.3
Exchange Traded Fund	1.2	2.6
Consumer Durables	1.1	1.1
Transportation	1.0	1.2
Non-Energy Minerals	0.7	0.7
Distribution Services	0.0	1.1

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Growth Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 6.44%, based on Net Asset Value (NAV). This compares to the Russell 1000 Growth Index(2) six-month return of 8.42%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 96.7%
Commercial Services – 4.5%
34,600	Dun & Bradstreet Corp.	$ 3,124,380
12,700	Moody’s Corp.	839,724
25,500	SEI Investments Co.	1,556,265
57,300	The McGraw-Hill Cos., Inc.	3,754,869

		9,275,238

Communications – 1.4%
62,200	American Tower Corp.*	2,363,600
16,000	Crown Castle International Corp.*	549,440

		2,913,040

Consumer Durables – 0.9%
19,800	Black & Decker Corp.	1,796,256

Consumer Non-Durables – 6.8%
79,900	Altria Group, Inc.	5,506,708
30,725	Kraft Foods, Inc.	1,028,366
66,500	Procter & Gamble Co.	4,276,615
97,300	The Pepsi Bottling Group, Inc.	3,192,413

		14,004,102

Consumer Services – 3.9%
49,600	Choice Hotels International, Inc.	1,866,944
77,100	EchoStar Communications Corp.*	3,587,463
72,700	The Walt Disney Co.	2,543,046

		7,997,453

Distribution Services – 1.7%
42,600	W.W. Grainger, Inc.	3,519,612

Electronic Technology – 19.0%
9,400	Apple Computer, Inc.*	938,120
191,700	Applied Materials, Inc.	3,684,474
56,100	Boeing Co.	5,217,300
278,300	Cisco Systems, Inc.*	7,441,742
44,200	Intel Corp.	950,300
60,500	KLA-Tencor Corp.	3,360,775

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
39,800	L-3 Communications Holdings, Inc.	$ 3,579,214
50,800	Lam Research Corp.*	2,732,024
58,300	Microchip Technology, Inc.	2,351,822
95,200	Network Appliance, Inc.*	3,542,392
46,000	NVIDIA Corp.*	1,512,940
45,100	QUALCOMM, Inc.	1,975,380
26,600	Rockwell Collins, Inc.	1,746,822

		39,033,305

Finance – 7.3%
35,000	American Express Co.	2,123,450
30,600	Franklin Resources, Inc.	4,018,086
38,600	Mellon Financial Corp.	1,657,098
36,400	Merrill Lynch & Co., Inc.	3,284,372
39,200	U.S. Bancorp.	1,346,520
71,100	Wells Fargo & Co.	2,551,779

		14,981,305

Health Services – 2.6%
51,500	IMS Health, Inc.	1,510,495
50,200	WellPoint, Inc.*	3,964,294

		5,474,789

Health Technology – 18.8%
7,300	Allergan, Inc.	884,760
29,000	Applera Corp - Applied Biosystems Group	905,960
52,000	Becton, Dickinson & Co.	4,091,880
19,600	Biotech HOLDRs Trust	3,668,140
77,200	Eli Lilly & Co.	4,564,836
65,900	Forest Laboratories, Inc.*	3,506,539
49,500	Gilead Sciences, Inc.*	4,045,140
118,700	Johnson & Johnson	7,622,914
39,300	Merck & Co., Inc.	2,021,592
137,100	Schering-Plough Corp.	4,350,183
13,300	Stryker Corp.	863,702

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Russell 1000 Growth Index, an unmanaged index, is a market capitalization weighted index of the 1,000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
19,000	Wyeth	$ 1,054,500
12,100	Zimmer Holdings, Inc.*	1,094,808

		38,674,954

Industrial Services – 1.9%
102,700	Waste Management, Inc.	3,842,007

Process Industries – 1.9%
78,000	E. I. du Pont de Nemours and Co.	3,835,260

Producer Manufacturing – 5.7%
25,900	Danaher Corp.	1,843,821
143,800	General Electric Co.	5,300,468
70,100	United Technologies Corp.	4,705,813

		11,850,102

Retail Trade – 5.2%
37,800	J.C. Penney Co., Inc.	2,989,602
46,600	Kohl’s Corp.*	3,450,264
62,200	Nordstrom, Inc.	3,416,024
18,300	Wal-Mart Stores, Inc.	876,936

		10,732,826

Technology Services – 15.1%
40,700	Akamai Technologies, Inc.*	1,794,056
68,900	Fair Isaac Corp.	2,460,419
6,700	Google, Inc.*	3,158,246
32,700	International Business Machines Corp.	3,342,267
16,500	Intuit, Inc.*	469,425
345,500	Microsoft Corp.	10,344,270
292,800	Oracle Corp.*	5,504,640
15,500	Salesforce.com, Inc.*	651,000
122,500	VeriSign, Inc.*	3,350,375

		31,074,698

TOTAL COMMON STOCKS
(Cost $171,827,321)		$199,004,947

Exchange Traded Fund – 2.8%
97,500	iShares Russell 1000 Growth Index Fund	$ 5,677,425
(Cost $5,575,463)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.3%
State Street Bank & Trust Co.
$2,736,000	4.690%	05/01/07	$ 2,736,000
Maturity Value: $2,736,356
(Cost $2,736,000)

TOTAL INVESTMENTS – 100.8%
(Cost $180,138,784)			$207,418,372
Liabilities in excess of other assets – (0.8)%			(1,643,728)

Net Assets – 100.0%			$205,774,644

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2007. This agreement was fully collateralized by $2,055,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $2,794,800.

Investment Abbreviation:
HOLDRs	—HoldingCompany Depositary Receipts

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 04/30/07	AS OF 10/31/06

Electronic Technology	19.0%	15.5%
Health Technology	18.8	10.3
Technology Services	15.1	15.7
Finance	7.3	9.2
Consumer Non-Durables	6.8	2.7
Producer Manufacturing	5.7	7.0
Retail Trade	5.2	7.5
Commercial Services	4.5	5.2
Consumer Services	3.9	5.1
Exchange Traded Fund	2.8	3.1
Health Services	2.6	7.9
Industrial Services	1.9	0.0
Process Industries	1.9	1.8
Distrubution Services	1.7	3.2
Communications	1.4	3.0
Repurchase Agreement	1.3	1.4
Consumer Durables	0.9	0.9
Non-Energy Minerals	0.0	0.6

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 7.43%, based on Net Asset Value (NAV). This compares to the Russell 1000 Value Index(2) six-month return of 9.79%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Commercial Services – 0.3%
10,000	R.R. Donnelley & Sons Co.	$ 402,000

Communications – 7.0%
103,000	AT&T, Inc.	3,988,175
13,900	CenturyTel, Inc.	640,095
260,000	Qwest Communications International, Inc.*	2,308,800
65,500	Verizon Communications, Inc.	2,500,790

		9,437,860

Consumer Durables – 0.6%
12,500	Eastman Kodak Co.	311,375
17,600	Mattel, Inc.	498,080

		809,455

Consumer Non-Durables – 8.7%
34,000	Altria Group, Inc.	2,343,280
13,500	ConAgra Foods, Inc.	331,830
24,250	General Mills, Inc.	1,452,575
62,500	Procter & Gamble Co.	4,019,375
19,250	Reynolds American, Inc.	1,237,005
34,000	The Clorox Co.	2,280,720

		11,664,785

Consumer Services – 4.1%
73,650	CBS Corp. Class B	2,339,861
9,000	Clear Channel Communications, Inc.	318,870
27,450	Comcast Corp.*	731,817
9,500	Liberty Global, Inc.*	340,955
35,000	The Walt Disney Co.	1,224,300
25,500	Time Warner, Inc.	526,065

		5,481,868

Electronic Technology – 6.3%
165,000	Avaya, Inc.*	2,131,800
15,000	General Dynamics Corp.	1,177,500

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
61,450	Hewlett-Packard Co.	$ 2,589,503
23,500	Juniper Networks, Inc.*	525,460
8,000	Lockheed Martin Corp.	769,120
19,000	Motorola, Inc.	329,270
12,500	Novellus Systems, Inc.*	404,625
12,500	Synopsys, Inc.*	345,750
17,600	Tellabs, Inc.*	186,912

		8,459,940

Energy Minerals – 12.8%
59,750	ChevronTexaco Corp.	4,647,952
8,000	ConocoPhillips	554,800
126,000	Exxon Mobil Corp.	10,001,880
5,150	Marathon Oil Corp.	522,983
16,950	Occidental Petroleum Corp.	859,365
7,900	Valero Energy Corp.	554,817

		17,141,797

Finance – 32.6%
5,500	AMB Property Corp.	335,005
16,150	AMBAC Financial Group, Inc.	1,482,570
7,600	American International Group, Inc.	531,316
25,050	Assurant, Inc.	1,441,127
123,950	Bank of America Corp.	6,309,055
59,500	Citigroup, Inc.	3,190,390
8,000	CNA Financial Corp.*	373,360
4,250	Franklin Resources, Inc.	558,068
45,400	JPMorgan Chase & Co.	2,365,340
15,500	Lehman Brothers Holdings, Inc.	1,166,840
16,200	Lincoln National Corp.	1,152,630
7,950	Loews Corp.	376,194
19,400	Marshall & Ilsley Corp.	931,588
53,900	Mellon Financial Corp.	2,313,927
18,000	Merrill Lynch & Co., Inc.	1,624,140
36,700	Morgan Stanley & Co., Inc.	3,083,167
17,800	PNC Financial Services Group, Inc.	1,318,980

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Russell 1000 Value Index, an unmanaged market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
16,150	Principal Financial Group, Inc.	$ 1,025,364
4,800	ProLogis	311,040
4,550	Prudential Financial, Inc.	432,250
25,850	Radian Group, Inc.	1,502,143
3,190	Regency Centers Corp.	262,856
70,550	Regions Financial Corp.	2,475,599
5,000	Safeco Corp.	333,700
6,050	The Bear Stearns Cos., Inc.	941,985
10,500	The Chubb Corp.	565,215
11,000	The Progressive Corp.	253,770
6,450	The Travelers Cos., Inc.	348,945
15,900	Trustmark Corp.	423,099
36,000	U.S. Bancorp.	1,236,600
84,650	Wells Fargo & Co.	3,038,088
24,400	Zions Bancorp.	1,995,920

		43,700,271

Health Services – 2.0%
44,850	IMS Health, Inc.	1,315,451
18,000	WellPoint, Inc.*	1,421,460

		2,736,911

Health Technology – 7.4%
6,350	Abbott Laboratories	359,537
12,550	Biogen Idec, Inc.*	592,485
8,000	Eli Lilly & Co.	473,040
30,000	Johnson & Johnson	1,926,600
36,450	Merck & Co., Inc.	1,874,988
176,500	Pfizer, Inc.	4,670,190

		9,896,840

Industrial Services – 0.8%
29,250	Waste Management, Inc.	1,094,243

Non-Energy Minerals – 0.6%
11,900	Nucor Corp.	755,174

Process Industries – 3.0%
16,500	E. I. du Pont de Nemours and Co.	811,305
18,000	International Paper Co.	678,960
12,500	Lyondell Chemical Co.	389,000
3,600	Praxair, Inc.	232,380
18,000	Sigma-Aldrich Corp.	757,440
14,250	Sonoco Products Co.	607,620
11,900	The Dow Chemical Co.	530,859

		4,007,564

Producer Manufacturing – 4.4%
7,150	Eaton Corp.	637,851
102,800	General Electric Co.	3,789,208
7,250	Honeywell International, Inc.	392,805
7,500	Parker Hannifin Corp.	691,050
5,600	Terex Corp.*	435,960

		5,946,874

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – 0.5%
8,900	AutoNation, Inc.*	$ 181,916
12,650	Claire’s Stores, Inc.	412,011

		593,927

Technology Services – 1.7%
42,700	BEA Systems, Inc.*	503,433
29,500	BMC Software, Inc.*	954,915
12,300	Electronic Data Systems Corp.	359,652
12,000	Fair Isaac Corp.	428,520

		2,246,520

Utilities – 4.3%
18,000	CenterPoint Energy, Inc.	338,940
35,200	Duke Energy Corp.	722,304
38,800	Edison International	2,031,180
17,000	FirstEnergy Corp.	1,163,480
9,000	PG&E Corp.	455,400
18,250	The Southern Co.	689,667
13,500	Xcel Energy, Inc.	325,215

		5,726,186

TOTAL COMMON STOCKS
(Cost $105,285,444)		$130,102,215

Exchange Traded Fund – 2.6%
40,000	iShares Russell 1000 Value Index Fund	$ 3,447,200
(Cost $3,312,712)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.3%
State Street Bank & Trust Co.
$444,000	4.690%	05/01/07	$ 444,000
Maturity Value: $444,058
(Cost $444,000)

TOTAL INVESTMENTS – 100.0%
(Cost $109,042,156)			$133,993,415
Other assets in excess of liabilities – 0.0%			44,653

Net Assets – 100.0%			$134,038,068

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2007. This agreement was fully collateralized by $335,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $455,600.

The accompanying notes are an integral part of these financial statements.	7

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 04/30/07	AS OF 10/31/06

Finance	32.6%	35.6%
Energy Minerals	12.8	13.6
Consumer Non-Durables	8.7	6.7
Health Technology	7.4	5.8
Communications	7.0	6.3
Electronic Technology	6.3	4.9
Producer Manufacturing	4.4	5.3
Utilities	4.3	3.6
Consumer Services	4.1	2.7
Process Industries	3.0	1.4
Exchange Traded Fund	2.6	2.6
Health Services	2.0	2.7
Technology Services	1.7	2.5
Industrial Services	0.8	0.0
Consumer Durables	0.6	0.5
Non-Energy Minerals	0.6	1.0
Retail Trade	0.5	2.9
Commercial Services	0.3	0.0
Repurchase Agreement	0.3	0.9
Distribution Services	0.0	0.6

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 8.52%, based on Net Asset Value (NAV). This compares to the Russell MidCap Growth Index(2) six-month return of 11.77%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Commercial Services – 6.6%
8,870	Corporate Executive Board Co.	$ 564,487
30,540	Equifax, Inc.	1,215,492
33,685	Harte-Hanks, Inc.	879,178
15,420	Robert Half International, Inc.	513,486
19,900	SEI Investments Co.	1,214,497
28,800	Dun & Bradstreet Corp.	2,600,640

		6,987,780

Communications – 4.4%
65,300	American Tower Corp.*	2,481,400
64,400	Crown Castle International Corp.*	2,211,496

		4,692,896

Consumer Durables – 0.8%
30,700	Mattel, Inc.	868,810

Consumer Non-Durables – 2.6%
12,080	Church & Dwight Co., Inc.	612,819
37,300	UST, Inc.	2,114,164

		2,726,983

Consumer Services – 4.1%
39,510	Choice Hotels International, Inc.	1,487,157
60,000	EchoStar Communications Corp.*	2,791,800

		4,278,957

Electronic Technology – 17.2%
9,615	Alliant Techsystems, Inc.*	895,445
35,200	Avaya, Inc.*	454,784
15,090	Harris Corp.	774,871
41,300	KLA-Tencor Corp.	2,294,215
14,646	L-3 Communications Holdings, Inc.	1,317,115
53,700	Lam Research Corp.*	2,887,986
16,500	MEMC Electronic Materials, Inc.*	905,520
59,790	Microchip Technology, Inc.	2,411,929
69,300	Network Appliance, Inc.*	2,578,653

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
27,365	Rockwell Collins, Inc.	$ 1,797,059
64,800	Xilinx, Inc.	1,910,304

		18,227,881

Finance – 9.4%
25,000	AMBAC Financial Group, Inc.	2,295,000
38,000	CB Richard Ellis Group, Inc.*	1,286,300
38,395	Eaton Vance Corp.	1,467,457
24,628	Federated Investors, Inc., Class B	939,804
61,330	Mellon Financial Corp.	2,632,897
26,200	T. Rowe Price Group, Inc.	1,301,616

		9,923,074

Health Services – 8.4%
10,780	Cerner Corp.*	573,927
9,465	Coventry Health Care, Inc.*	547,361
5,980	Humana, Inc.*	378,175
79,440	IMS Health, Inc.	2,329,975
6,200	Laboratory Corporation of America Holdings*	489,428
7,620	Quest Diagnostics, Inc.	372,542
28,046	Stericycle, Inc.*	2,443,929
15,600	WellCare Health Plans, Inc.*	1,257,204
5,789	WellPoint, Inc.*	457,157

		8,849,698

Health Technology – 10.4%
8,070	Allergan, Inc.	978,084
16,000	Applera Corp - Applied Biosystems Group	499,840
8,980	C. R. Bard, Inc.	746,507
12,800	Cephalon, Inc.*	1,019,008
39,000	DENTSPLY International, Inc.	1,302,990
43,700	Forest Laboratories, Inc.*	2,325,277
13,520	IDEXX Laboratories, Inc.*	1,219,098
6,768	Invitrogen Corp.*	443,101

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Russell MidCap Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
10,060	ResMed, Inc.*	$ 425,136
10,700	Respironics, Inc.*	436,132
29,400	Sepracor, Inc.*	1,578,192

		10,973,365

Industrial Services – 2.1%
20,586	Jacobs Engineering Group, Inc.*	1,038,152
44,500	Quanta Services, Inc.*	1,223,305

		2,261,457

Process Industries – 7.0%
62,200	Crown Holdings, Inc.*	1,503,374
59,592	Ecolab, Inc.	2,561,860
14,515	Pactiv Corp.*	501,929
27,000	PPG Industries, Inc.	1,986,660
21,236	Sigma-Aldrich Corp.	893,611

		7,447,434

Producer Manufacturing – 5.0%
7,400	Cummins, Inc.	681,984
43,670	Graco, Inc.	1,724,965
7,178	ITT Industries, Inc.	458,028
19,600	Parker Hannifin Corp.	1,805,944
8,500	Terex Corp.*	661,725

		5,332,646

Retail Trade – 6.8%
23,250	American Eagle Outfitters, Inc.	685,178
32,000	J.C. Penney Co., Inc.	2,530,880
83,800	Liberty Media Corp. Interactive*	2,097,514
28,160	Nordstrom, Inc.	1,546,547
8,585	Williams-Sonoma, Inc.	302,364

		7,162,483

Technology Services – 11.5%
45,975	Adobe Systems, Inc.*	1,910,721
16,115	Akamai Technologies, Inc.*	710,349
45,500	Autodesk, Inc.*	1,877,785
91,840	BEA Systems, Inc.*	1,082,794
16,690	Fair Isaac Corp.	596,000
50,500	Intuit, Inc.*	1,436,725
50,560	Paychex, Inc.	1,875,776
95,855	VeriSign, Inc.*	2,621,634

		12,111,784

TOTAL COMMON STOCKS
(Cost $85,384,370)		$101,845,248

Exchange Traded Fund – 3.1%
28,760	iShares Russell Midcap Growth Index Fund	$ 3,214,505
(Cost $2,956,810)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.7%
State Street Bank & Trust Co.
$763,000	4.690%	05/01/07	$ 763,000
Maturity Value: $763,099
(Cost $763,000)

TOTAL INVESTMENTS – 100.1%
(Cost $89,104,180)			$105,822,753
Liabilities in excess of other assets – (0.1)%			(105,900)

Net Assets – 100.0%			$105,716,853

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2007. This agreement was fully collateralized by $595,000 U.S Treasury Bond, 8.130%, due 08/15/19 with a market value of $784,650.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 04/30/07	AS OF 10/31/06

Electronic Technology	17.2%	12.5%
Technology Services	11.5	13.7
Health Technology	10.4	9.7
Finance	9.4	6.9
Health Services	8.4	8.7
Process Industries	7.0	3.9
Retail Trade	6.8	7.6
Commercial Services	6.6	10.2
Producer Manufacturing	5.0	4.1
Communications	4.4	5.2
Consumer Services	4.1	6.3
Exchange Traded Fund	3.1	4.5
Consumer Non-Durables	2.6	0.5
Industrial Services	2.1	1.2
Consumer Durables	0.8	1.0
Repurchase Agreement	0.7	2.0
Distribution Services	0.0	1.9
Energy Minerals	0.0	0.4

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

10	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

International Equity Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 14.48%, based on Net Asset Value (NAV). This compares to the Morgan Stanley Capital International Europe, Australasia and Far East (net) Index(2) (“MSCI® EAFE®”) six-month return of 15.46% and MSCI® EAFE® (gross) Index six-month return of 15.68%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Australian Dollar – 4.0%
7,174	Aristocrat Leisure Ltd. (Hotels Restaurant & Leisure)	$ 98,909
28,000	Coles Myer Ltd. (Food & Staples Retailing)	401,156
93,729	Macquarie Airports (Transportation Infrastructure)	309,829
14,181	Macquarie Bank Ltd. (Capital Markets)	1,024,689
79,811	Macquarie Infrastructure Group (Transportation Infrastructure)	251,228
11,400	National Australia Bank Ltd. (Commercial Banks)	407,136
36,402	QBE Insurance Group Ltd. (Insurance)	933,012
24,300	Zinifex Ltd. (Metals & Mining)	334,018

		3,759,977

Brazilian Real – 1.7%
4,800	Cia de Bebidas das Americas ADR, Preference (Beverages)	280,416
20,200	Cia Vale do Rio Doce ADR (Metals & Mining)	820,322
10,200	Gerdau SA (Metals & Mining)	204,306
1,300	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	131,599
2,000	Unibanco-Uniao de Bancos Brasileiros SA ADR* (Commercial Banks)	194,120

		1,630,763

British Pound Sterling – 18.6%
37,820	3i Group PLC (Capital Markets)	875,780
13,200	AstraZeneca PLC (Pharmaceuticals)	723,251
51,124	Aviva PLC (Insurance)	808,149
76,700	BAE Systems PLC (Aerospace & Defense)	700,933
62,861	Barclays PLC (Commercial Banks)	914,490
16,200	BP PLC (Oil, Gas & Consumable Fuels)	183,195

Shares	Description	Value
Common Stocks – (continued)
British Pound Sterling – (continued)
22,900	British Energy Group PLC* (Electric Utilities)	$ 238,124
35,878	Capita Group PLC (Commercial Services & Supplies)	507,956
42,900	Centrica Ordinary (Multi-Utilities)	332,854
16,817	easyJet PLC* (Airlines)	239,270
20,000	Enterprise Inns PLC (Hotels Restaurants & Leisure)	256,362
65,455	Friends Provident PLC (Insurance)	248,037
40,100	HBOS PLC (Commercial Banks)	868,436
43,000	Home Retail Group (Internet & Catalog Retail)	393,176
61,385	International Power PLC (Independent Power Producers)	540,414
121,108	Man Group PLC (Capital Markets)	1,368,315
26,800	Marston’s PLC (Beverages)	231,249
24,180	Pearson PLC (Media)	416,559
10,580	Punch Taverns PLC (Hotels Restaurant & Leisure)	275,885
12,448	Reckitt Benckiser PLC (Household Products)	684,786
6,226	Rio Tinto PLC (Metals & Mining)	382,593
39,054	Royal Bank of Scotland Group PLC (Commercial Banks)	1,507,258
26,324	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	920,873
12,700	SABMiller PLC (Beverages)	302,215
42,742	Tesco PLC (Food & Staples Retailing)	395,304
353,100	Vodafone Group PLC (Wireless Telecommunication Services)	1,013,245
40,167	Xstrata PLC (Metals & Mining)	2,121,303

		17,450,012

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

Effective March 1, 2006, the Fund changed its benchmark from the MSCI® EAFE® (gross) Index to the MSCI® EAFE® (net) Index (unhedged). The Fund made this change because the Fund’s investment adviser believes that the MSCI® EAFE® (net) Index is the most commonly used of the two indexes by funds with similar investment objectives and strategies. The unmanaged MSCI® EAFE® (net) Index is a market capitalization-weighted composite of securities in 21 developed markets outside of North America, in Europe, Australasia, and the Far East. The Index includes the minimum possible dividend reinvestment. The Index figures do not reflect the deduction of any fees, expenses or taxes. The MSCI® EAFE® (gross) Index is a market capitalization-weighted composite of securities in 21 developed markets outside of North America, in Europe, Australasia, and the Far East. The Index includes the maximum dividend reinvestment. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	11

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canadian Dollar – 1.3%
6,014	Nexen, Inc. (Oil, Gas & Consumable Fuels)	$ 357,892
6,600	Teck Cominco Ltd. (Metals & Mining)	500,040
7,430	Telus Corp. (Diversified Telecommunication)	396,972

		1,254,904

Danish Krone – 0.3%
2,150	Carlsberg A/S Class B (Beverages)	242,170

Euro – 35.0%
Austria – 0.6%
3,300	OMV AG (Oil, Gas & Consumable Fuels)	210,757
5,600	Voestalpine AG (Metals & Mining)	380,191

		590,948

Belgium – 0.7%
14,300	Fortis (Diversified Financial Services)	647,100

Finland – 0.9%
31,890	Nokia Oyj* (Communications Equipment)	812,058

France – 12.5%
7,666	Accor SA (Hotels Restaurants & Leisure)	726,858
8,900	Air France-KLM (Airlines)	456,423
6,100	BNP Paribas SA (Commercial Banks)	712,981
12,493	Cap Gemini SA (IT Services)	951,992
5,000	Compagnie Generale des Etablissements Michelin Class B (Auto Components)	640,157
17,237	Credit Agricole SA (Commercial Banks)	731,078
5,894	Essilor International SA (Heatlh Care Equipment & Supplies)	712,631
12,140	European Aeronautic Defence and Space Co. (Aerospace & Defense)	392,966
1,993	Groupe Danone (Food Products)	329,497
2,075	L’Oreal SA (Personal Products)	249,525
9,200	Renault SA (Automobiles)	1,201,743
8,900	Sanofi-Aventis (Pharmaceuticals)	819,570
4,515	Societe Generale (Commercial Banks)	964,258
20,720	Total SA (Oil, Gas & Consumable Fuels)	1,539,886
7,913	Vinci SA (Construction & Engineering)	1,280,159

		11,709,724

Germany – 7.2%
4,200	Allianz AG (Insurance)	955,445
6,800	BASF AG (Chemicals)	811,317
14,982	Bayer AG (Chemicals)	1,030,641
22,400	Deutsche Lufthansa AG (Airlines)	674,333
8,200	Deutsche Telekom AG (Diversified Telecommunication)	149,724
6,506	E.ON AG (Electric Utilities)	979,466
4,999	Merck KGaA (Pharmaceuticals)	667,385

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
4,600	MunichRe AG (Insurance)	$ 822,903
6,120	RWE AG (Multi-Utilities)	648,172

		6,739,386

Ireland – 2.1%
58,644	Anglo Irish Bank Corp. PLC (Commercial Banks)	1,324,881
14,660	CRH PLC (Construction Materials)	645,186

		1,970,067

Italy – 5.1%
12,000	Buzzi Unicem SPA (Construction Materials)	387,615
39,352	ENI SPA (Oil, Gas & Consumable Fuels)	1,311,932
44,902	Fiat SPA* (Automobiles)	1,332,742
5,500	Fondiaria-Sai SpA (Insurance)	293,318
138,142	UniCredito Italiano SpA (Commercial Banks)	1,428,946

		4,754,553

Netherlands – 3.1%
6,868	ABN AMRO Holding NV (Commercial Banks)	336,751
13,200	Buhrmann NV (Commercial Services & Supplies)	178,693
29,323	ING Groep NV (Diversified Financial Services)	1,346,125
13,871	Mittal Steel Co. NV (Metals & Mining)	751,187
11,256	Wolters Kluwer NV (Media)	334,551

		2,947,307

Spain – 1.7%
8,942	Industria de Diseno Textil SA (Specialty Retail)	553,758
18,000	Repsol YPF SA (Oil, Gas & Consumable Fuels)	595,424
20,185	Telefonica SA (Diversified Telecommunication Services)	454,775

		1,603,957

Sweden – 1.1%
14,956	Atlas Copco AB (Machinery)	575,913
51,605	TeliaSonera AB (Diversified Telecommunication)	421,695

		997,608

Total Euro		$32,772,708

12	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)
Hong Kong Dollar – 2.0%
352,000	China Construction Bank Class H (Commercial Banks)	$ 215,095
60,000	China Netcom Group Corp. Ltd. (Diversified Telecommunication)	148,497
192,000	China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	168,624
193,500	China Shenhua Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	484,838
49,000	Esprit Holdings Ltd. (Specialty Retail)	598,218
121,900	Sino Land Co. Ltd. (Real Estate Management & Development)	258,062

		1,873,334

Indian Rupee – 0.6%
7,484	Infosys Technologies Ltd. (IT Services)	372,456
2,330	State Bank of India Ltd. GDR (Commercial Banks)	159,605

		532,061

Indonesian Rupiah – 0.1%
101,000	PT Telekomunikasi Indonesia (Diversified Telecommunication)	116,757

Japanese Yen – 18.2%
9,000	Aisin Seiki Co. Ltd. (Auto Components)	298,280
28,600	Canon, Inc. (Office Electronics)	1,615,684
20,000	Cosmo Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	83,860
17,100	DAIICHI SANKYO Co. Ltd. (Pharmaceuticals)	512,349
17,000	Daiwa House Industry Co. Ltd. (Household Durables)	268,620
15,000	Denso Corp. (Auto Components)	533,540
11	East Japan Railway Co. (Road & Rail)	89,576
14,300	Edion Corp. (Specialty Retail)	199,148
8,200	Honda Motor Co. Ltd. (Automobiles)	283,433
69,000	Isuzu Motors Ltd. (Automobiles)	366,699
18,900	JFE Holdings, Inc. (Metals & Mining)	1,047,144
5,000	Mitsubishi Chemical Holdings Corp. (Chemicals)	40,424
17,200	Mitsubishi Corp. (Trading Companies & Distribution)	369,235
74,000	Mitsui & Co. Ltd. (Trading Companies & Distribution)	1,334,645
58,000	Mitsui Chemicals, Inc. (Chemicals)	484,446
39,000	Mitsui OSK Lines Ltd. (Marine)	495,803
45,000	NGK Insulators Ltd. (Machinery)	990,501
42,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	340,260
98	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication)	488,831
12,000	Nippon Yusen Kasushiki Kaisa (Marine)	103,745
18,900	Nissan Motor Co. Ltd. (Automobiles)	192,187

Shares	Description	Value
Common Stocks – (continued)
Japanese Yen – (continued)
18,600	Nitto Denko Corp. (Chemicals)	$ 828,154
58,300	Nomura Holdings, Inc. (Capital Markets)	1,129,552
2,750	ORIX Corp. (Consumer Finance)	739,946
27,000	Sharp Corp. (Household Durables)	499,393
2,200	Sony Corp. (Household Durables)	118,207
44,000	Sumitomo Heavy Industries Ltd. (Machinery)	458,099
72	Sumitomo Mitsui Financial Group (Commercial Banks)	632,715
4,900	Suzuki Motor Corp. (Automobiles)	140,252
15,600	Tokyo Electric Power Co. Inc. (Electric Utilities)	519,630
61,000	Toshiba Corp. (Computers & Peripherals)	457,940
22,700	Toyota Motor Corp. (Automobiles)	1,390,668

		17,052,966

Korean Won – 0.9%
2,000	Honam Petrochemical Corp. (Chemicals)	166,506
1,150	Hyundai Mobis (Auto Components)	92,776
6,380	Industrial Bank of Korea (Commercial Banks)	128,847
1,900	Kookmin Bank (Commercial Banks)	170,426
211	POSCO (Metals & Mining)	89,192
245	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor)	151,069

		798,816

Mexican Peso – 1.3%
16,900	America Movil SA de CV (Wireless Telecommunication Services)	887,757
13,400	Grupo Televisa SA (Media)	375,870

		1,263,627

Philippine Peso – 0.2%
3,000	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	160,050

Russian Rouble – 0.3%
1,634	Mining and Metallurgical Co. Norilsk Nickel ADR (Metals & Mining)	318,630

South African Rand – 0.3%
55,980	Sanlam Ltd. (Insurance)	188,795
5,900	Standard Bank Group Ltd. (Commercial Banks)	92,634

		281,429

Swiss Franc – 12.3%
55,060	ABB Ltd. (Electrical Equipment)	1,116,928
3,300	Alcon, Inc. (Heatlh Care Equipment & Supplies)	445,269
42,851	Credit Suisse Group (Capital Markets)	3,386,568
3,772	Nestle AG (Food Products)	1,498,338
2,125	Nobel Biocare Holding AG (Heatlh Care Equipment & Supplies)	769,768

The accompanying notes are an integral part of these financial statements.	13

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Swiss Franc – (continued)
2,280	Novartis AG (Pharmaceuticals)	$ 132,996
8,112	Roche Holding AG (Pharmaceuticals)	1,532,733
9,449	Swiss Re (Insurance)	893,460
26,104	UBS AG (Capital Markets)	1,710,728

		11,486,788

Taiwan Dollar – 0.9%
94,000	AU Optronics Corp. (Electronic Equipment & Instruments)	148,694
129,000	China Steel Corp. (Metals & Mining)	146,364
28,800	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment & Instruments)	191,479
107,118	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor)	220,888
200,000	United Microelectronics Corp. (Semiconductors & Semiconductor)	114,661

		822,086

TOTAL COMMON STOCKS
(Cost $72,642,748)		$91,536,662

Units	Description	Expiration Date	Value
Warrant(a)* – 0.1%
Taiwan Dollar – 0.1%
9,079	Foxconn Technology Co. Ltd. (Computers & Peripherals)	08/22/08	$85,615
(Cost $48,461)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(b) – 0.8%
State Street Bank & Trust Co.
$782,000	4.690	05/01/07	$782,000
Maturity Value: $ 782,102
(Cost $782,000)

TOTAL INVESTMENTS—98.9%
(Cost $73,473,209)			$92,684,693
Other assets in excess of liabilities – 1.1%			1,058,817

Net Assets – 100.0%			$93,743,510

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $85,615, which represents approximately 0.1% of net assets as of April 30, 2007.
(b)	Repurchase agreement was entered into on April 30, 2007. This agreement was fully collateralized by $590,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $802,400.

Investment Abbreviations:
ADR	—AmericanDepositary Receipt
GDR	—GlobalDepositary Receipt

14	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gain	Purchase/ Sale Contract	Expiration Date	Value on Settlement Date	Current Value	Unrealized Gain
Euro	Purchase	05/02/07	$245,448	$245,658	$210
Euro	Sale	05/03/07	157,274	156,955	319
Japanese Yen	Sale	05/07/07	427,386	427,256	130
TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED GAIN					$659

Open Forward Foreign Currency Contracts with Unrealized Loss	Purchase/ Sale Contract	Expiration Date	Value on Settlement Date	Current Value	Unrealized Loss
Hong Kong Dollar	Sale	05/03/07	$243,528	$243,555	$(27)
Japanese Yen	Sale	05/02/07	468,110	468,811	(701)
Swiss Franc	Purchase	05/02/07	251,843	251,754	(89)
Swiss Franc	Purchase	05/03/07	161,049	160,673	(376)
TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(1,193)

FUTURES CONTRACTS — At April 30, 2007, the following futures contract was open:

Type	Number of Contracts Long	Settlement Month	Market Value	Unrealized Gain
Dow Jones Euro Stoxx 50 Index	5	June 2007	217,050 EUR	$7,930

The accompanying notes are an integral part of these financial statements.	15

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 04/30/07	AS OF 10/31/06

Commercial Banks	11.5%	16.7%
Capital Markets	10.1	6.3
Metals & Mining	7.5	7.0
Oil, Gas & Consumable Fuels	6.8	7.5
Insurance	5.5	5.1
Automobiles	5.2	4.6
Pharmaceuticals	4.7	5.4
Chemicals	3.6	2.9
Wireless Telecommunication Services	2.2	2.4
Machinery	2.2	1.0
Diversified Financial Services	2.1	3.6
Health Care Equipment & Supplies	2.1	1.2
Food Products	1.9	1.9
Electric Utilities	1.9	1.5
Diversified Telecommunication	1.9	1.2
Trading Companies & Distribution	1.8	1.8
Office Electronics	1.7	1.2
Auto Components	1.7	1.8
Airlines	1.5	0.7
Specialty Retail	1.5	0.8
IT Services	1.4	1.4
Hotels Restaurant & Leisure	1.4	0.7
Construction & Engineering	1.4	1.1
Media	1.2	1.7
Electrical Equipment	1.2	1.2
Aerospace & Defense	1.2	1.1
Beverages	1.1	0.3
Construction Materials	1.1	1.0
Multi-Utilities	1.0	0.8
Household Durables	0.9	1.3
Communications Equipment	0.9	0.0
Food & Staples Retailing	0.8	1.1
Repurchase Agreement	0.8	1.0
Consumer Finance	0.8	1.9
Commercial Services & Supplies	0.7	0.2
Household Products	0.7	0.0
Marine	0.6	0.6
Transportation Infrastructure	0.6	0.3
Computers & Peripherals	0.6	0.8
Independent Power Producers	0.6	0.0
Semiconductors & Semiconductor	0.5	0.4
Diversified Telecommunication Services	0.5	0.0
Internet & Catalog Retail	0.4	0.0
Electronic Equipment & Instruments	0.4	1.6
Real Estate Management & Development	0.3	0.7
Personal Products	0.3	0.2
Road & Rail	0.1	0.1
Tobacco	0.0	2.2
Multiline Retail	0.0	0.7
Distributors	0.0	0.6
Software	0.0	0.4
Gas Utilities	0.0	0.3

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

16	The accompanying notes are an integral part of these financial statements.

COMMERCE ASSET ALLOCATION FUND

Asset Allocation Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 6.60%, based on Net Asset Value (NAV). This compares to the Russell 1000 Index(2) six-month return of 9.10% and the Asset Allocation Composite Index(3) six-month return of 7.12%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 84.5%
Equity – 50.7%
132,796	Commerce Growth Fund – 20.1%(a)	$ 3,608,068
99,387	Commerce Value Fund – 16.0%(a)	2,884,199
56,484	Commerce International Equity Fund – 9.4%(a)	1,686,034
24,595	Commerce MidCap Growth Fund – 5.0%(a)	896,007
1,664	T. Rowe Price Mid-Cap Value Fund – 0.2%	45,174

		9,119,482

Fixed Income(a) – 33.8%
332,090	Commerce Bond Fund – 33.8%	6,077,242

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $13,805,795)		$15,196,724

Exchange Traded Funds – 15.7%
1,660	iShares Dow Jones US Real Estate Index Fund – 0.8%	$ 141,913
8,670	iShares Lehman US Treasury Inflation Protected Securities Fund – 4.9%	878,618
1,608	iShares MSCI Emerging Markets Index Fund – 1.1%	194,311
5,610	iShares Russell 2000 Growth Index Fund – 2.5%	463,610
3,575	iShares Russell 2000 Value Index Fund – 1.6%	292,006
5,461	iShares Russell Midcap Value Index Fund – 4.8%	862,128

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,583,245)		$ 2,832,586

Value

TOTAL INVESTMENTS – 100.2%
(Cost $16,389,040)	$18,029,310
Liabilities in excess of other assets – (0.2)%	(38,018)

Net Assets – 100.0%	$17,991,292

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated issuer.

PORTFOLIO COMPOSITION

Underlying Funds Allocation	AS OF 04/30/07	AS OF 10/31/06

Commerce Bond Fund	33.8%	36.8%
Commerce Growth Fund	20.1	17.7
Commerce Value Fund	16.0	17.2
Commerce International Equity Fund	9.4	9.0
Commerce MidCap Growth Fund	5.0	4.5
iShares Lehman US Treasury Inflation Protected Securities Fund	4.9	3.0
iShares Russell Midcap Value Index Fund	4.8	0.0
iShares Russell 2000 Growth Index Fund	2.5	2.3
iShares Russell 2000 Value Index Fund	1.6	1.8
iShares MSCI Emerging Markets Index Fund	1.1	1.0
iShares Dow Jones US Real Estate Index Fund	0.8	0.9
T. Rowe Price Mid-Cap Value Fund	0.2	5.6

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Russell 1000 Index is an unmanaged market-weighted index comprised of the 1000 largest U.S. companies. The Index figures do not reflect any fees, expenses or taxes.

(3)

The Asset Allocation Composite Index (“Composite Index”) is a hypothetical representation prepared by the Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Composite Index is comprised of the Russell 1000 Index (50%), the Lehman Brothers Aggregate Bond Index (40%) and Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE”) (10%). The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The MSCI® EAFE® (gross) Index (unhedged) is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The MSCI® EAFE® (gross) Index includes the maximum dividend reinvestment. The Composite Index figures do not reflect any deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 3.40%, based on Net Asset Value (NAV). This compares to the Lehman Brothers Aggregate Bond Index(2) six-month return of 2.64%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 11.4%
Auto(a) – 0.9%
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
$ 4,770,000	5.080%	11/25/11	$ 4,762,806

Commercial – 2.4%
Asset Securitization Corp. Series 1995-MD4, Class A1
72,600	7.100	08/13/29	72,757
Asset Securitization Corp. Series 1997-D4, Class AIE
990,704	7.525	04/14/29	993,269
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,330,002	6.210	10/15/35	6,377,563
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.462	03/15/31	5,779,836

			13,223,425

Credit Card – 1.6%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	5,007,799
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,546,105

			8,553,904

Equipment – 0.6%
CIT Equipment Collateral, Series 2005-VT1, Class A4
3,150,000	4.360	11/20/12	3,123,932

Home Equity – 1.5%
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
454,100	8.180	12/25/29	452,770
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
2,158,546	3.750	09/25/33	2,044,569
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
3,020,438	8.350	03/25/25	3,008,892

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7(b)
$ 2,859,063	8.480%	09/25/30	$ 2,848,922

			8,355,153

Manufactured Housing – 3.2%
Green Tree Financial Corp. Series 1993-4, Class A5
4,966,579	7.050	01/15/19	5,057,929
Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.650	09/15/26	2,075,209
Green Tree Financial Corp. Series 1996-4, Class A7
2,594,045	7.900	06/15/27	2,735,965
Green Tree Financial Corp. Series 1997-3, Class A6
155,526	7.320	03/15/28	164,568
Green Tree Financial Corp. Series 1998-3, Class A5
1,246,528	6.220	03/01/30	1,261,592
Green Tree Financial Corp. Series 1998-3, Class A6
858,110	6.760	03/01/30	887,585
Green Tree Financial Corp. Series 1999-1, Class M2
1,500,000	7.340	11/01/28	242,531
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
4,205,000	7.650	04/15/27	4,243,739
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
441,859	7.125	05/15/27	442,697

			17,111,815

Student Loans – 1.2%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005 Class A-5 (Guaranted Student Loans)(c)
3,570,000	4.910	12/01/40	3,568,715
Northstar Education Finance, Inc. Series 2005-1, Class A5
3,000,000	4.740	10/30/45	2,981,760

			6,550,475

TOTAL ASSET-BACKED SECURITIES
(Cost $62,899,190)			$ 61,681,510

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 7.1%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$1,295,000	4.790%	04/01/15	$ 1,253,521

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	744,687
500,000	4.790	10/01/11	493,340

			1,238,027

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	3,024,081

Indiana – 1.1%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,756,404
2,805,000	5.650	07/15/13	2,872,432

			5,628,836

Massachusetts – 0.6%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
655,000	5.360	05/01/11	663,515
2,485,000	5.430	05/01/12	2,521,852

			3,185,367

Missouri – 0.3%
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.020	12/15/12	1,554,634

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	998,220

New York – 0.7%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	3,935,283

Ohio – 0.9%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
1,555,000	4.380	08/15/07	1,551,097
3,140,000	4.600	02/15/09	3,119,653

			4,670,750

Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.160	07/01/13	2,008,240

Oregon – 1.0%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	772,267

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Oregon – (continued)
Oregon School Boards Association GO Bonds Taxable Pension Series 2005 (AMBAC)
$5,000,000	4.358%	06/30/13	$ 4,810,850

			5,583,117

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.960	07/15/14	698,150
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,231,050

			2,929,200

Washington – 0.4%
Energy Northwest Washington RB Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.490	07/01/11	2,283,770

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $38,528,140)			$ 38,293,046

CMBS – 0.9%
Small Business Administration Series 2006-P10B, Class 1
$4,983,083	5.681%	08/10/16	$ 5,045,583
(Cost $4,995,541)

CMO – 17.1%
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
$5,000,000	4.107%	06/25/34	$ 4,931,908
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
2,575,480	5.250	09/25/19	2,521,506
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
2,738,041	4.750	12/25/18	2,705,944
FHLMC PAC Series 2110, Class PG
4,500,000	6.000	01/15/29	4,594,838
FHLMC PAC Series 2633, Class PC
6,000,000	4.500	07/15/15	5,921,243
FHLMC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	3,937,978
FHLMC PAC Series 2836, Class XQ
680,000	4.500	09/15/27	666,665
FHLMC PAC Series 2907, Class HC
2,600,000	5.000	06/15/27	2,584,137
FHLMC PAC Series 3259, Class EA
1,266,735	5.000	05/15/27	1,261,285
FHLMC REMIC PAC Series 1579, Class PM
1,018,951	6.700	09/15/23	1,039,390
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	2,960,933

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
CMO – (continued)
FHLMC REMIC TAC Series 2658, Class A
$2,370,492	4.500%	08/15/18	$ 2,288,831
FHLMC Series 2391, Class Z
5,504,121	6.000	12/15/31	5,534,424
FHLMC Series 2508, Class OY
1,485,000	4.500	10/15/17	1,432,810
FHLMC Series 2524, Class WC
1,950,000	6.000	11/15/28	1,966,612
FHLMC Series 2603, Class C
2,620,000	5.500	04/15/23	2,623,935
FHLMC Series 2672, Class NH
3,400,000	4.000	09/15/18	3,132,309
FHLMC Series 2677, Class BC
800,000	4.000	09/15/18	734,480
FHLMC Series 2742, Class K
4,915,000	4.000	01/15/19	4,524,095
FHLMC Series T-58, Class 1A3
1,497,145	4.391	11/25/38	1,482,720
FNMA FNIC PAC Series 2001-45, Class WG
2,022,533	6.500	09/25/31	2,083,297
FNMA PAC Series 2003-1, Class PG
3,300,000	5.500	09/25/31	3,307,081
FNMA PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,052,435
FNMA PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,375,575
FNMA REMIC PAC Series 2003-14, Class AP
699,461	4.000	03/25/33	670,867
FNMA REMIC PAC Series 2003-16, Class PN
5,235,000	4.500	10/25/15	5,163,639
FNMA Series 2002-73, Class OE
3,404,000	5.000	11/25/17	3,345,364
FNMA Series 2002-82, Class XE
2,660,000	5.000	12/25/17	2,611,314
GNMA Series 1998-12, Class EB
1,366,755	6.500	05/20/28	1,371,429
Impac Secured Assets Corp. Series 2004-2, Class A6
2,000,000	5.740	08/25/34	2,006,304
Master Asset Securitization Trust Series 2004-3, Class 5A1
602,650	6.250	01/25/32	604,724
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,865,877	6.000	05/25/33	3,878,267
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,700,160	5.000	05/25/18	1,673,627
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
2,366,957	5.000	06/25/18	2,316,659

TOTAL CMO
(Cost $91,873,028)			$ 92,306,625

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Mortgages – 3.8%
FNMA Series 2000-M2, Class C(b)
$3,968,977	7.178%	07/17/22	$ 4,037,052
GNMA Series 2001-12, Class B(b)
269,630	6.228	06/16/21	271,407
GNMA Series 2002-62, Class B
1,704,936	4.763	01/16/25	1,701,136
GNMA Series 2003-16, Class B
3,500,000	4.490	08/16/25	3,437,126
GNMA Series 2003-38, Class JC(b)
1,037,092	7.061	08/16/42	1,118,969
GNMA Series 2004-09, Class A
2,664,047	3.360	08/16/22	2,579,954
GNMA Series 2004-45, Class A
2,439,223	4.020	12/16/21	2,389,659
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,004,281

TOTAL COMMERCIAL MORTGAGES
(Cost $21,169,787)			$ 20,539,584

Corporate Obligations – 21.1%
Aerospace/Defense – 0.3%
Lockheed Martin Corp.
$1,366,000	6.150%	09/01/36	$ 1,423,003

Beverages – 0.3%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,514,456

Computers – 0.2%
Intuit, Inc.
1,000,000	5.400	03/15/12	997,808

Consumer Non-Durables – 0.2%
Clorox Co.
965,000	4.200	01/15/10	944,099

Electric – 1.6%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,817,588
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,523,899
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,440,744
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,431,969
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,584,965

			8,799,165

Financial – 9.3%
American General Finance Corp.
2,870,000	3.875	10/01/09	2,788,010
Bank One Corp.(b)
1,000,000	9.875	03/01/19	1,227,267

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Bear Stearns Companies, Inc.
$3,000,000	4.500%	10/28/10	$ 2,941,263
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	6,764,757
General Electric Capital Corp. MTN Series A
4,325,000	5.875	02/15/12	4,461,380
3,000,000	6.000	06/15/12	3,116,271
John Deere Capital Corp.
3,000,000	3.625	05/25/07	2,996,655
Merrill Lynch & Co., Inc.
1,780,000	5.770	07/25/11	1,823,916
Merrill Lynch & Co., Inc. MTN
3,065,000	4.831	10/27/08	3,048,357
Metropolitan Life Insurance Co.(a)
6,000,000	7.700	11/01/15	6,851,232
Morgan Stanley
900,000	6.750	04/15/11	951,539
1,720,000	4.750	04/01/14	1,646,922
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,553,474
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,893,982
SLM Corp.
4,886,000	4.500	07/26/10	4,660,189
Wells Fargo & Co.
3,480,000	3.125	04/01/09	3,360,646

			50,085,860

Hotels Restaurant & Leisure – 0.2%
McDonald’s Corp.
1,225,000	5.300	03/15/17	1,211,034

Industrial – 1.5%
Receipts on Corporate Securities Trust CHR-1998-1
5,061,501	6.500	08/01/18	5,058,327
Receipts on Corporate Securities Trust NSC-1998-1
2,905,683	6.375	05/15/17	2,967,429

			8,025,756

Multimedia – 0.6%
AOL Time Warner
3,170,000	6.750	04/15/11	3,336,840

Oil & Gas – 1.3%
Apache Finance Property Ltd.
4,500,000	7.000	03/15/09	4,644,986
Tosco Corp.
2,095,000	8.125	02/15/30	2,671,588

			7,316,574

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – 1.2%
Archstone-Smith Trust
$2,550,000	5.750%	03/15/16	$ 2,591,126
ProLogis
2,030,000	5.250	11/15/10	2,040,991
Simon Property Group LP
2,000,000	5.375	06/01/11	2,013,550

			6,645,667

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,917,972

Utilities – 1.1%
GTE Corp.
5,310,000	6.840	04/15/18	5,761,780

Yankee – 3.0%
BHP Billiton Finance USA Ltd.
2,044,000	4.800	04/15/13	1,996,477
750,000	6.750	11/01/13	808,671
955,000	5.250	12/15/15	949,706
Canadian National Railway Co.
890,000	6.200	06/01/36	920,041
Deutsche Telekom International Finance BV
1,335,000	8.000	06/15/10	1,444,589
France Telecom SA
1,286,000	7.750	03/01/11	1,400,872
Swiss Bank Corp.
7,335,000	7.375	06/15/17	8,466,094

			15,986,450

TOTAL CORPORATE OBLIGATIONS
(Cost $111,603,486)			$113,966,464

Foreign Debt Obligation – 1.0%
Sovereign – 1.0%
Egypt Agency for International Development
$5,700,000	4.450%	09/15/15	$ 5,513,952
(Cost $5,435,050)

Mortgage-Backed Pass-Through Obligations – 13.7%
FHLMC
$ 140,811	6.000%	12/01/13	$ 143,092
212,566	8.500	02/01/19	224,872
2,778,450	4.500	12/01/19	2,695,533
253,707	8.500	03/01/21	270,167
1,339,001	7.000	05/01/26	1,394,907
134,178	7.000	10/01/30	139,855
178,068	7.500	12/01/30	186,539
330,626	7.500	01/01/31	346,354
715,711	7.000	08/01/31	744,735
6,545,840	5.000	05/01/33	6,342,720
5,293,881	5.500	06/01/33	5,248,855
2,436,890	2.719 (b)	05/01/34	2,446,916
4,889,194	5.285 (b)	01/01/36	4,858,278

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA
$ 252,490	5.500%		01/01/09	$ 251,676
218,156	7.000		07/01/09	221,297
66,611	6.500		02/01/12	68,548
199,798	6.000		12/01/13	200,830
108,525	6.500		07/01/14	111,879
205,647	9.000		11/01/21	219,280
85,079	6.500		08/01/24	87,405
46,519	6.500		09/01/24	47,791
74,965	6.500		09/01/24	77,015
127,519	9.000		02/01/25	137,685
42,158	6.500		03/01/26	43,377
92,210	8.000		07/01/28	97,633
288,043	6.500		10/01/28	297,372
195,213	7.205	(b)	12/01/28	198,505
61,494	6.500		01/01/29	63,486
167,358	6.000		07/01/29	169,924
222,179	7.500		09/01/29	232,960
227,144	7.000		03/01/31	237,644
71,723	7.500		03/01/31	75,089
381,374	7.000		11/01/31	398,744
1,037,593	7.000		01/01/32	1,084,851
2,396,689	6.000		12/01/32	2,428,797
4,426,771	5.000		02/01/33	4,287,462
3,881,201	5.500		03/01/33	3,848,340
4,294,969	5.500		03/01/33	4,258,604
2,920,842	5.000		07/01/33	2,828,924
10,261,318	4.500		08/01/33	9,667,256
3,325,952	5.000		02/01/34	3,219,396
1,754,986	5.082	(b)	10/01/34	1,753,598
3,484,274	5.105	(b)	02/01/35	3,447,504
GNMA
328,989	8.000		02/15/22	349,471
164,246	7.500		08/20/25	171,557
681,864	7.500		07/20/26	712,273
1,144,911	6.500		04/15/31	1,182,037
1,215,860	6.500		05/15/31	1,255,286
3,327,488	5.500		04/15/33	3,314,164
1,489,179	5.500		10/15/33	1,483,216

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $74,145,257)				$ 73,573,699

U.S. Government Agency Obligations – 13.5%
FFCB
$11,135,000	4.500%		05/06/14	$ 10,872,893
2,860,000	5.190		04/22/21	2,871,486
FHLB
7,000,000	5.585		02/03/09	7,086,485
2,270,000	5.575		02/17/09	2,295,780
2,915,000	5.375		08/15/24	2,965,797
3,025,000	7.125		02/15/30	3,782,756

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC
$10,000,000	4.125%	07/12/10	$ 9,803,860
7,380,000	4.875	08/16/10	7,398,790
11,000,000	5.500 (a)	07/15/11	11,237,974
FNMA
3,500,000	4.250	08/15/10	3,443,083
4,000,000	4.600	06/05/18	3,853,624
1,300,000	5.080	06/24/18	1,258,842
1,635,000	7.125	01/15/30	2,039,442
Tennessee Valley Authority
1,981,000	6.750	11/01/25	2,337,750
1,000,000	7.125	05/01/30	1,251,159

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $71,751,340)			$ 72,499,721

U.S. Treasury Obligations – 7.0%
United States Treasury Bonds
$ 400,000	8.000%	11/15/21	$ 530,594
3,750,000	5.500	08/15/28	4,050,877
7,765,000	6.250	05/15/30	9,240,350
United States Treasury Notes
10,000,000	4.875	04/30/11	10,130,860
4,500,000	4.250	11/15/14	4,404,375
9,965,000	4.000	02/15/15	9,578,856

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $37,309,371)			$ 37,935,912

Repurchase Agreement(d) – 2.8%
State Street Bank & Trust Co.
$15,145,000	4.690%	05/01/07	$ 15,145,000
Maturity Value: $15,146,973
(Cost $15,145,000)

TOTAL INVESTMENTS – 99.4%
(Cost $534,855,190)			$536,501,096
Other assets in excess of liabilities – 0.6%			3,013,047

Net Assets – 100.0%			$539,514,143

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $34,624,568, which represents approximately 6.4% of net assets as of April 30, 2007.
(b)	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2007.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

(d)	Repurchase agreement was entered into on April 30, 2007. This agreement was fully collateralized by $15,735,000 U.S. Treasury Note, 4.250% due 08/15/15 with a market value of $15,448,828.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
CMBS	—CommercialMortgage Backed Securities
CMO	—CollateralizedMortgage Obligations
FFCB	—FederalFarm Credit Bank
FHLB	—FederalHome Loan Bank
FHLMC	—FederalHome Loan Mortgage Corp.
FNIC	—FinancialNetwork Investment Corporation
FNMA	—FederalNational Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
MBIA	—Insuredby Municipal Bond Investors Assurance
MTN	—Medium-TermNote
PAC	—PlannedAmortization Class
RB	—RevenueBond
REMIC	—RealEstate Mortgage Investment Conduit
TAC	—TargetedAmortization Class
XLCA	—Insuredby XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 04/30/07	AS OF 10/31/06

Corporate Obligations	21.1%	21.8%
Collateralized Mortgage Obligations	17.1	15.7
Mortgage-Backed Pass-Through Obligations	13.7	14.3
U.S. Government Agency Obligations	13.5	13.8
Asset-Backed Securities	11.4	13.5
Municipal	7.1	6.7
U.S. Treasury Obligations	7.0	7.3
Commercial Mortgages	3.8	4.0
Repurchase Agreement	2.8	1.4
Collateralized Mortgage-Backed Securities	0.9	0.0
Foreign Debt Obligations	1.0	1.0

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 2.29%, based on Net Asset Value (NAV). This compares to the Citigroup 1-5 Yr. Treasury/Government Sponsored Index(2) six-month return of 2.40%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
CMBS – 1.8%
Small Business Administration Series 2006-P10B, Class 1
$1,993,233	5.681%	08/10/16	$ 2,018,233
(Cost $2,007,500)

CMO – 27.5%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$1,337,000	5.010%	10/25/34	$ 1,321,406
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
987,017	3.895	09/25/34	1,001,393
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,073,001	4.750	12/25/18	1,060,423
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
1,329,901	3.789	11/19/33	1,289,383
FHLMC PAC Series 023, Class PK
767,864	6.000	11/25/23	779,441
FHLMC PAC Series 159, Class H
55,233	4.500	09/15/21	54,545
FHLMC PAC Series 1614, Class MB
335,984	6.500	12/15/09	338,492
FHLMC PAC Series 1650, Class K
880,000	6.500	01/15/24	912,498
FHLMC PAC Series 2103, Class TE
956,787	6.000	12/15/28	973,495
FHLMC PAC Series 2109, Class PE
670,179	6.000	12/15/28	683,931
FHLMC PAC Series 2131, Class PE
52,075	6.000	04/15/26	51,963
FHLMC PAC Series 2389, Class CD
171,265	6.000	03/15/16	172,197
FHLMC PAC Series 2594, Class OR
441,796	4.250	06/15/32	430,077
FHLMC PAC Series 2626, Class KA
997,157	3.000	03/15/30	933,675

Principal Amount	Interest Rate	Maturity Date	Value
CMO – (continued)
FHLMC REMIC PAC Series 041, Class F
$ 164,038	10.000%	05/15/20	$ 163,637
FHLMC REMIC PAC Series 1351, Class TE
713,132	7.000	08/15/22	711,739
FHLMC REMIC PAC Series 1607, Class G
61,057	6.000	08/15/13	60,976
FHLMC REMIC PAC Series 1673, Class H
21,677	6.000	11/15/22	21,682
FHLMC REMIC PAC Series 2022, Class PE
193,257	6.500	01/15/28	198,086
FHLMC REMIC PAC Series 2161, Class PG
101,840	6.000	04/15/28	101,832
FHLMC REMIC PAC Series 2345, Class PQ
116,321	6.500	08/15/16	119,410
FHLMC REMIC PAC Series 2439, Class LG
942,101	6.000	09/15/30	946,484
FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
472,632	0.000	04/25/24	453,854
FHLMC Series 2515, Class KA
137,677	5.000	02/15/16	137,264
FHLMC Series 2584, Class LX
307,529	5.500	12/15/13	310,492
FHLMC Series 2644, Class BM
1,795,000	4.500	01/15/26	1,769,084
FHLMC Series 2644, Class ED
1,423,986	4.000	02/15/18	1,374,540
FHLMC Series 2782, Class MC
673,394	4.500	01/15/11	670,610
FHLMC Series T-58, Class 1A3
998,097	4.391	11/25/38	988,480
FNMA PAC Series 1992-129, Class L
445,929	6.000	07/25/22	453,724
FNMA PAC Series 2001-76, Class UC
554,496	5.500	11/25/15	554,024
FNMA PAC Series 2002-56, Class UC
1,200,000	5.500	09/25/17	1,209,905

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Citigroup 1-5 Year Treasury/Government Sponsored Index, is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
CMO – (continued)
FNMA PAC Series 2003-117, Class KB
$ 556,000	6.000%	12/25/33	$ 565,718
FNMA REMIC PAC Series 1991-94, Class E Principal-Only Stripped Security(b)
12,066	0.000	07/25/21	11,919
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
114,094	0.000	10/25/22	105,089
FNMA REMIC PAC Series 1998-36, Class J
295,726	6.000	07/18/28	295,771
FNMA REMIC PAC Series 2001-71, Class MB
690,119	6.000	12/25/16	702,400
FNMA REMIC PAC Series 2003-14, Class AP
940,452	4.000	03/25/33	902,006
FNMA REMIC Series 1991-137, Class H
238,058	7.000	10/25/21	248,180
FNMA REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
69,106	0.000	06/25/22	59,599
FNMA REMIC Series 1993-140, Class J
834,628	6.650	06/25/13	839,866
FNMA REMIC Series 1993-182, Class FA(a)
59,087	4.040	09/25/23	57,574
FNMA REMIC Series 1993-183, Class K
234,537	6.500	07/25/23	237,103
FNMA REMIC Series 2002-71, Class PC
28,371	5.500	12/25/26	28,277
FNMA Series 2003-W6, Class 3A
724,939	6.500	09/25/42	741,328
GNMA REMIC PAC Series 2001-6, Class PM
102,168	6.500	06/16/30	102,436
GNMA Series 1998-12, Class EB
341,689	6.500	05/20/28	342,857
GNMA Series 2001-53, Class F(a)
97,024	5.670	10/20/31	97,634
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
1,251,146	3.817	04/21/34	1,230,209
Master Asset Securitization Trust Series 2003-6, Class 9A1
824,597	4.250	07/25/33	797,495
Master Asset Securitization Trust Series 2004-3, Class 5A1
286,586	6.250	01/25/32	287,572
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
660,439	5.000	05/25/18	650,132
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
88,052	6.250	12/25/23	87,809
Vendee Mortgage Trust Series 1996-2, Class 1Z
359,702	6.750	06/15/26	373,062
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
865,358	5.750	12/25/32	866,889

Principal Amount	Interest Rate		Maturity Date	Value
CMO – (continued)
Washington Mutual, Inc. Series 2003-AR4, Class A6(a)
$1,404,725	3.423%		05/25/33	$ 1,383,880
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
426,052	5.000		06/25/18	416,999

TOTAL CMO
(Cost $31,912,867)				$ 31,680,546

Commercial Mortgages – 7.2%
FNMA Series 2000-M2, Class C(a)
$1,380,514	7.178%		07/17/22	$ 1,404,192
GNMA REMIC Series 2004-51, Class A
222,540	4.145		02/16/18	218,657
GNMA Series 2002-28, Class A
153,844	4.776		02/16/18	154,582
GNMA Series 2003-88, Class AC
1,952,007	2.914		06/16/18	1,896,933
GNMA Series 2004-09, Class A
1,192,670	3.360		08/16/22	1,155,022
GNMA Series 2004-20, Class C
1,700,000	4.430		04/16/34	1,656,839
GNMA Series 2004-45, Class A
1,219,612	4.020		12/16/21	1,194,830
GNMA Series 2004-60, Class C(a)
650,000	5.240		03/16/28	650,556

TOTAL COMMERCIAL MORTGAGES
(Cost $8,550,521)				$ 8,331,611

Mortgage-Backed Pass-Through Obligations – 8.3%
FHLMC
$ 303,244	5.500%		08/01/17	$ 304,452
677,556	6.000		01/01/19	685,085
541,036	6.000		05/01/19	547,048
182,351	6.000		10/01/23	184,689
1,332,062	5.684	(a)	05/01/36	1,343,272
FNMA
1,117	8.000		12/01/07	1,118
127,988	7.000		03/01/09	128,964
611,022	4.500		11/01/09	601,735
9,444	6.500		02/01/12	9,718
319,287	6.500		09/01/13	327,193
394,460	10.500		11/01/15	426,826
343,198	6.000		07/01/16	349,199
12,015	6.320	(a)	08/01/23	12,191
4,980	9.000		07/01/24	5,368
23,102	7.205	(a)	12/01/28	23,492
115,568	7.000		11/01/31	120,832
872,288	5.251	(a)	02/01/33	865,293
844,009	6.000		07/01/33	855,316
1,183,422	4.010	(a)	02/01/34	1,167,238
818,339	5.082	(a)	10/01/34	817,691

The accompanying notes are an integral part of these financial statements.	25

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 18,402	8.000%		07/15/17	$ 19,420
705	6.125	(a)	11/20/24	715
1,376	6.125	(a)	12/20/24	1,397
27,772	5.375	(a)	04/20/26	28,083
21,937	5.750	(a)	08/20/26	22,168
32,700	5.375	(a)	01/20/28	33,110
744,589	5.500		10/15/33	741,608

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $9,807,581)				$ 9,623,221

U.S. Government Agency Obligations – 39.5%
FFCB
$2,000,000	3.000%		04/15/08	$ 1,961,120
3,000,000	5.200		05/02/08	3,003,246
237,000	6.890		09/13/10	252,628
250,000	7.000		09/01/15	284,807
500,000	6.125		12/29/15	540,938
FHLB
525,000	3.500		09/12/07	521,841
125,000	5.875		11/15/07	125,388
115,000	6.020		01/09/08	115,615
50,000	5.970		03/25/08	50,372
1,000,000	6.000		06/11/08	1,010,296
3,400,000	2.625		07/15/08	3,307,472
2,000,000	3.875		08/22/08	1,972,268
250,000	5.365		12/11/08	251,877
3,000,000	5.585		02/03/09	3,037,065
125,000	5.900		03/26/09	127,317
35,000	5.985		04/09/09	35,720
3,500,000	5.250		06/19/09	3,528,420
1,250,000	4.750		12/09/11	1,246,223
FHLMC
4,000,000	3.625		02/15/08	3,951,896
1,000,000	4.625		08/15/08	995,287
4,600,000	3.625		09/15/08	4,518,345
3,000,000	5.500	(c)	07/15/11	3,064,902
FNMA
5,500,000	7.250		01/15/10	5,836,715
2,500,000	6.000		05/15/11	2,606,070
3,000,000	6.125		03/15/12	3,165,507

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $46,054,116)				$ 45,511,335

U.S. Treasury Obligations – 13.3%
United States Treasury Notes
$3,000,000	4.875%		08/31/08	$ 3,001,641
5,000,000	4.000		06/15/09	4,942,970
2,400,000	4.125		08/15/10	2,372,813
3,000,000	4.500		11/15/10	3,000,819
2,000,000	5.125		06/30/11	2,046,172

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,324,648)				$ 15,364,415

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(d) – 2.0%
State Street Bank & Trust Co.
$2,262,000	4.690%	05/01/07	$ 2,262,000
Maturity Value: $2,262,295
(Cost $2,262,000)

TOTAL INVESTMENTS – 99.6%
(Cost $115,919,233)			$114,791,361
Other assets in excess of liabilities – 0.4%			454,326

Net Assets – 100.0%			$115,245,687

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2007.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,064,902, which represents approximately 2.7% of net assets as of April 30, 2007.
(d)	Repurchase agreement was entered into on April 30, 2007. This agreement was fully collateralized by $1,750,000 U.S. Treasury Bond, 8.130%, due 08/15/19 with a market value of $2,307,795.

Investment Abbreviations:
CMBS	—CommercialMortgage Backed Securities
CMO	—CollateralizedMortgage Obligations
FFCB	—FederalFarm Credit Bank
FHLB	—FederalHome Loan Bank
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
MSC	—MortgageSecurities Corp.
PAC	—PlannedAmortization Class
REMIC	—RealEstate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 04/30/07	AS OF 10/31/06

U.S. Government Agency Obligations	39.5%	33.7%
Collateralized Mortgage Obligations	27.5	28.5
U.S. Treasury Obligations	13.3	13.0
Mortgage-Backed Pass-Through Obligations	8.3	8.3
Commercial Mortgages	7.2	8.4
Collateralized Mortgage-Backed Securities	1.8	0.0
Repurchase Agreement	2.0	8.0

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 1.24%, based on Net Asset Value (NAV). This compares to the Lehman 3-15 Year Blend Index(2) six-month return of 1.43%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.2%
Alabama – 2.5%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (AAA/Aaa)
$ 760,000	4.700%	08/15/11	$ 769,819
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
650,000	5.500	07/01/12	704,476
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)
1,005,000	5.000	06/01/16	1,069,431
Madison AL GO Bonds (Refunding Warrants) (FSA) (AAA/Aaa)
1,160,000	5.000	04/01/19	1,257,069

			3,800,795

Alaska(a) – 0.4%
North Slope Boro AK GO Bonds (Capital Appreciation) Series B (MBIA) (AAA/Aaa)
540,000	0.000	06/30/07	536,722

Arizona – 2.1%
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,000,000	5.250	05/15/19	1,092,440
Maricopa County AZ School District No. 3 Tempe Elementary GO Bonds (School Improvement Project 2005) Series B (FSA) (NR/Aaa)
1,000,000	4.500	07/01/21	1,017,920
Maricopa County AZ School District No. 6 Washington Elementary GO Bonds (School Improvement Project 2001) Series B (FSA) (AAA/Aaa)
400,000	5.000	07/01/17	438,712
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.750	07/01/15	568,590

			3,117,662

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arkansas – 1.0%
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/Aaa)
$1,000,000	5.000%	01/01/17	$ 1,069,980
Arkansas State GO Bonds Capital Appreciation College Savings Series C (AA/Aa2)(a)
540,000	0.000	06/01/12	441,628

			1,511,608

California – 1.5%
Orinda CA Certificates of Participation (City Offices) (AMBAC) (AAA/NR)
100,000	4.500	07/01/35	99,995
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
1,810,000	5.700	02/01/22	2,150,117

			2,250,112

Colorado – 2.1%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (ETM) (NR/NR)
425,000	5.375	01/15/12	438,791
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/Baa2)
645,000	5.250	06/01/11	659,300
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (BBB+/NR)
365,000	5.500	04/01/09	376,797
390,000	5.500	04/01/10	408,751
Colorado State Department of Corrections Certificates of Participation (AMBAC) (AAA/Aaa)(a)
100,000	0.000	03/01/10	89,554
Douglas County School District No. 1 (Douglas & Elbert Counties) GO Bonds (Capital Appreciation) Series B (NR/Aa2)(a)
550,000	0.000	12/15/13	422,933

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
El Paso County School District No. 11 GO Bonds (Capital Appreciation) (MBIA) (AAA/Aaa)(a)
$1,000,000	0.000%	12/01/12	$ 803,550

			3,199,676

District Of Columbia – 1.3%
District of Columbia GO Bonds (Multimodal) Series A (FSA) (AAA/Aaa)(b)
200,000	3.960	06/01/15	200,000
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.750	07/01/11	593,045
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.500	10/01/17	564,700
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)
500,000	5.250	10/01/09	514,665

			1,872,410

Florida – 1.0%
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.500	03/01/14	1,444,180

Illinois – 7.8%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.250	01/01/10	532,000
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)(c)
2,000,000	6.000	07/01/10	2,154,980
1,000,000	6.125	07/01/10	1,081,190
Chicago IL Wastewater Transmission Revenue Bonds (Second Lien) Series A (MBIA) (AAA/Aaa)(b)
100,000	3.960	01/01/39	100,000
Cook County IL School District No. 039 Wilmette GO Bonds (Refunding) (NR/Aa1)
1,025,000	5.750	12/01/13	1,110,915
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.800	01/01/10	25,165
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (ETM) (NR/Aaa)
670,000	5.500	05/01/12	723,587
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AAA/Aaa)
1,750,000	5.000	07/01/20	1,868,230
1,685,000	5.000	07/01/21	1,795,216
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series A-1 (AA/Aa2)
1,000,000	4.150	02/01/16	1,010,930
500,000	4.250	08/01/17	505,440
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.700	02/01/13	254,204

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAA/Aaa)(a)
$ 635,000	0.000%	11/01/13	$ 491,300

			11,653,157

Indiana – 8.1%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	648,246
615,000	5.000	11/01/16	666,217
Anderson IN School Building Corp. GO Bonds (First Mortgage) (FSA) (AAA/Aaa)(c)
420,000	5.000	07/15/14	452,836
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.000	06/01/12	888,439
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	396,045
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/NR)
1,740,000	5.250	07/15/16	1,913,652
Frankfort IN High School Elementary School Building Corp. Revenue Bonds (First Mortgage) (FSA) (AAA/NR)
1,635,000	4.500	07/15/17	1,697,326
Indiana University Revenue Bonds (Student Residence Systems) Series B (AMBAC) (AAA/Aaa)
500,000	5.250	11/01/18	544,855
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.000	01/10/20	1,499,667
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (First Mortgage) (FSA) (AAA/Aaa)
375,000	4.250	07/15/17	380,948
South Harrison IN 2000 School Building Corp. Revenue Bonds (Refunding First Mortgage) (FSA) (AAA/Aaa)
2,000,000	4.500	07/15/20	2,029,340
Wawasee IN Community School Corp. Revenue Bonds (New Elementary & Remodeling Building Corp.) (Refunding First Mortgage) (FSA) (AAA/NR)
1,000,000	5.000	07/15/18	1,095,050

			12,212,621

Iowa – 2.4%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.100	06/01/17	163,038
480,000	5.125	06/01/18	488,098
405,000	5.125	06/01/19	409,897
200,000	5.125	06/01/20	202,060
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
255,000	4.300	07/01/16	258,126

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – (continued)
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
$2,000,000	5.700%	06/01/09	$ 2,049,820

			3,571,039

Kansas – 1.1%
Junction City KS GO Bonds Series C (NR/NR)
500,000	5.000	08/01/07	501,495
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)(c)
100,000	6.250	10/01/07	101,037
Kansas State Development Finance Authority Revenue Bonds (Refunding Athletic Facilities University of Kansas) Series K (A/A1)
65,000	5.000	06/01/18	68,642
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	791,857
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AAA/Aaa)
150,000	5.500	08/15/11	157,847

			1,620,878

Kentucky – 1.0%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
560,000	3.250	08/01/13	535,864
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA+/Aa2)
465,000	5.375	05/15/07	465,219
460,000	5.450	05/15/08	467,705

			1,468,788

Louisiana – 2.8%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
2,755,000	5.250	12/01/18	3,015,347
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
1,100,000	5.375	02/01/18	1,169,894

			4,185,241

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,256

Michigan – 10.0%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AAA/Aaa)
150,000	4.500	05/01/30	150,701

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
$ 550,000	4.000%	05/01/14	$ 555,957
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF/FGIC) (AAA/Aaa)(c)
2,000,000	6.000	05/01/10	2,126,340
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.400	12/01/11	520,735
1,125,000	5.550	12/01/13	1,174,545
1,625,000	5.650	12/01/14	1,699,165
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.500	11/15/10	2,626,900
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(c)
1,650,000	6.125	11/15/09	1,761,342
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA/Aa3)(c)
750,000	5.000	05/01/10	777,397
250,000	5.125	05/01/10	260,010
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA/Aa3)(c)
475,000	5.300	05/01/10	496,356
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA/Aa3)(c)
875,000	5.500	05/01/10	919,765
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA/Aa3)(c)
665,000	5.100	05/01/10	691,540
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q-SBLF) (AAA/Aaa)
1,130,000	5.000	05/01/21	1,199,540

			14,960,293

Minnesota – 4.5%
Chaska MN Electric Revenue Bonds Series A (NR/A3)(c)
1,000,000	6.000	10/01/10	1,074,030
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.000	01/01/15	966,204
875,000	5.000	01/01/16	937,571
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
995,745	5.700	04/01/27	1,059,861
Shakopee MN Independent School District No. 720 GO Bonds (School Building Improvements) Series A (MBIA) (NR/Aaa)
1,175,000	4.750	02/01/15	1,250,024
1,350,000	4.750	02/01/16	1,433,403

			6,721,093

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Mississippi – 0.5%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AAA/Aaa)
$ 770,000	5.650%	12/01/09	$ 788,511

Missouri – 12.0%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	422,568
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(c)
600,000	5.650	03/01/09	625,962
Howard Bend MO Levee District Special Tax Revenue Bonds (ETM) (NR/NR)
600,000	5.300	03/01/08	607,824
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.000	12/01/13	926,969
Jefferson City MO School District GO Bonds Series A (NR/Aa2)
300,000	6.700	03/01/11	316,686
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
290,000	4.000	02/15/08	289,643
555,000	5.500	02/15/14	596,148
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,000,000	5.250	12/01/13	1,065,990
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.000	04/01/19	1,122,109
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(c)
725,000	5.600	03/01/10	761,221
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
200,000	5.000	06/01/12	204,404
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
500,000	6.250	12/01/08	519,895
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,010,000	4.750	12/01/10	1,031,614
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)(c)
225,000	5.500	12/01/10	238,293
290,000	5.600	12/01/10	308,096

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Raytown MO Sewer Revenue Bonds (NR/NR)
$ 275,000	4.625%	07/01/24	$ 271,934
Springfield MO Special Obligations Series A (NR/A1)
540,000	4.500	11/01/18	550,417
575,000	4.500	11/01/19	584,142
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.500	05/01/18	1,067,170
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	511,795
St. Louis County MO Rockwood School District No. R-6 GO Bonds (AA+/NR)
3,200,000	5.250	02/01/11	3,368,320
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities) Series A (NR/NR)(c)
200,000	5.875	02/01/12	218,302
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
650,000	7.200	01/01/08	664,976
1,620,000	7.200	01/01/09	1,712,307

			17,986,785

Montana – 0.5%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
405,000	4.350	06/01/16	405,320
415,000	4.350	12/01/16	415,328

			820,648

Nebraska – 0.3%
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
125,000	4.300	09/01/14	125,079
180,000	4.350	03/01/15	180,358
100,000	4.350	09/01/15	100,203
105,000	4.400	09/01/16	105,219

			510,859

New Mexico – 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.150	09/01/17	10,381

New York – 4.4%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.100	01/01/21	2,101,560
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax) Series B (AAA/Aa1)(c)
375,000	6.000	05/15/10	404,002
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(c)
125,000	6.000	05/15/10	134,668
New York NY GO Bonds (Prerefunded) Series J (AAA/A1)(c)
90,000	5.250	08/01/08	92,669

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New York – (continued)
New York NY GO Bonds (Unrefunded Balance) Series J (AA-/A1)
$2,495,000	5.250%	08/01/11	$ 2,564,985
New York NY GO Bonds Series G (AA-/A1)
1,000,000	5.625	08/01/13	1,085,970
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
190,000	7.375	05/15/10	199,749

			6,583,603

North Carolina – 0.6%
Durham NC Certificates of Participation Series B (AA+/Aa2)
445,000	4.250	06/01/15	458,181
Durham Water & Sewer Utility System Revenue Bonds (Wachovia Bank N.A.) (AAA/Aa3)(b)
300,000	3.960	12/01/15	300,000
North Carolina Housing Finance Agency Mortgage Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
155,000	5.000	09/01/07	155,019

			913,200

North Dakota – 1.6%
North Dakota State Building Authority Revenue Bonds (Refunding) Series B (AMBAC) (AAA/Aaa)
725,000	4.250	12/01/16	739,087
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (AAA/Aa1)
550,000	4.400	07/01/16	552,332
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AAA/Aa1)
635,000	4.450	07/01/17	638,143
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)(c)
400,000	6.000	10/01/10	429,876

			2,359,438

Ohio – 4.3%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AAA/NR)
1,250,000	5.000	12/01/16	1,351,288
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
500,000	5.500	08/01/08	510,755
Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)
1,695,000	5.000	12/01/22	1,793,174
Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.550	12/01/20	174,568
Indian Lake OH Local School District GO Bonds (Refunding & Improvement School Facilities Construction) (MBIA) (AAA/Aaa)
830,000	4.500	12/01/21	846,841

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
$ 520,000	5.000%	09/01/14	$ 553,056
Ohio State Transportation Project Revenue Bonds (Street Transportation Board Fund) Series 2006-2 (NR/NR)
640,000	4.250	11/15/10	646,266
Olentangy Local School District GO Bonds (Capital Appreciation Refunding) Series A (FSA) (AAA/Aaa)(a)
500,000	0.000	12/01/16	337,375
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.250	12/01/25	297,508

			6,510,831

Oklahoma(c) – 1.8%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)
2,530,000	6.200	11/01/19	2,729,364

Oregon – 3.7%
Oregon State Department of Administrative Services Lottery Revenue Bonds (Taxable Lottery Administration) (FSA) (AAA/Aaa)
250,000	5.389	04/01/08	250,887
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,280,000	4.350	07/01/18	1,310,874
1,480,000	4.400	07/01/19	1,514,588
995,000	4.450	07/01/20	1,018,203
Oregon State Housing & Community Services Department Mortgage Revenue Bonds Series E (NR/Aa2)
435,000	4.600	07/01/30	439,955
Portland OR Sewer System Revenue Bonds (Refunding) Series A (FGIC) (AAA/Aaa)(c)
1,025,000	5.000	06/01/07	1,026,025

			5,560,532

Pennsylvania – 0.5%
Oxford PA Area Sewer Authority Revenue Bond (FSA) (NR/Aaa)
765,000	4.500	03/01/13	775,549

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
10,000	5.000	07/01/20	11,091

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.700	12/01/12	185,976
190,000	5.750	12/01/13	196,745
205,000	5.800	12/01/14	213,089
125,000	5.900	12/01/15	130,299

			726,109

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – 1.1%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
$ 445,000	5.000%	09/01/14	$ 477,089
Florence SC Water & Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
390,000	7.500	03/01/11	433,263
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)
700,000	5.000	04/01/16	754,922

			1,665,274

South Dakota – 1.3%
Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)
120,000	4.800	07/01/09	122,686
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
250,000	5.150	05/01/11	254,995
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aaa)
125,000	4.300	11/01/10	126,741
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.000	09/01/08	812,688
660,000	5.000	09/01/10	684,506

			2,001,616

Tennessee – 1.4%
Memphis TN GO Bonds (Refunding & General Improvement) (A/A1)
1,040,000	5.000	10/01/17	1,125,977
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)
700,000	5.500	11/01/11	752,633
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA/Aa2)
220,000	4.250	01/01/14	219,131

			2,097,741

Texas – 7.4%
Brownwood TX Independent School District GO Bonds (Refunding School Building) (FGIC) (NR/Aaa)
1,245,000	5.250	02/15/16	1,362,067
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.000	08/15/20	264,998
625,000	5.000	08/15/21	661,281
Comal TX Independent School District GO Bonds (Capital Appreciation) (Refunding) (PSF-GTD) (NR/Aaa)(a)
1,700,000	0.000	02/01/15	1,236,801

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
$ 375,000	5.000%	07/15/12	$ 397,121
Dallas Civic Center Revenue Bonds (Refunding & General Improvement) (MBIA) (AAA/Aaa)
1,000,000	4.875	08/15/23	1,017,260
Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)
500,000	5.000	02/15/14	535,245
El Campo TX Independent School District GO Bonds (PSF-GTD) (AAA/NR)
655,000	4.500	08/15/19	673,209
Harris County TX Revenue Bonds Toll Roads Subordinated Lien (Refunding) (AA+/Aa1)
365,000	5.000	08/01/33	369,190
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (AAA/Aaa)
1,000,000	5.375	04/15/13	1,059,500
Lake Worth Independent School District GO Bonds (Capital Appreciation) Series B (PSF-GTD) (AAA/NR)(a)
1,000,000	0.000	02/15/15	729,140
Lewisville Independent School District GO Bonds (Capital Appreciation Refunding) (PSF-GTD) (AAA/NR)(a)
400,000	0.000	08/15/11	339,152
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.750	02/15/18	440,958
North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)
1,690,000	5.000	09/01/20	1,773,402
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)(c)
10,000	6.000	02/01/10	10,594
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
150,000	4.600	09/01/19	151,184

			11,021,102

Utah – 3.2%
Utah State Board Regents Auxiliary Systems & Student Fee Revenue Bonds for Salt Lake Community College (FSA) (AAA/Aaa)
1,000,000	5.500	06/01/16	1,064,790
Utah State Building Ownership Authority Revenue Bonds (State Facilities Master Lease Program) Series A (AA+/Aa1)
3,550,000	5.000	05/15/12	3,733,357

			4,798,147

Virginia – 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
1,000,000	5.250	07/15/17	1,099,230

32	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – 1.3%
CDP-King County III WA Lease Revenue Bonds (Refunding King Street Center Project) (MBIA) (AAA/Aaa)
$1,000,000	4.500%	06/01/22	$ 1,003,190
Washington State Higher Education Facilities Authority Revenue Bonds (Prerefunded University Puget Sound) (A+/A1)(c)
375,000	4.750	04/01/08	382,245
Washington State Higher Education Facilities Authority Revenue Bonds (Unrefunded Balance University Puget Sound) (A+/A1)
625,000	4.750	10/01/08	632,631

			2,018,066

Wisconsin – 1.3%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)(c)
615,000	5.750	04/01/11	660,492
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/A1)
755,000	5.650	09/01/11	766,808
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/Aaa)
205,000	4.375	05/01/09	207,479
230,000	4.375	05/01/12	236,596

			1,871,375

Wyoming – 1.2%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.800	06/01/09	792,387
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.150	12/01/10	30,957
85,000	5.200	12/01/11	88,366
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	165,095
280,000	4.250	12/01/14	280,171
385,000	4.300	12/01/15	385,812

			1,742,788

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $145,355,930)			$148,738,771

Repurchase Agreement(d) – 0.5%
State Street Bank & Trust Co.
$ 778,000	4.690%	05/01/07	$ 778,000
Maturity Value: $778,101
(Cost $778,000)

TOTAL INVESTMENTS – 99.7%
(Cost $146,133,930)			$149,516,771
Other assets in excess of liabilities – 0.3%			428,936

Net Assets — 100.0%			$149,945,707

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on April 30, 2007. This agreement was fully collateralized by $585,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $795,600.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance- Insured Bond Certificates
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
XLCA	— Insured by XL Capital Assurance, Inc.
VA	— Veterans Administration

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 04/30/07	AS OF 10/31/06

General Obligations	25.8%	28.3%
Prerefunded Escrow to Maturity	15.5	17.4
Lease	13.6	14.2
General	10.4	8.6
Single Family Housing	8.4	6.9
Education	8.0	6.4
Hospital	6.1	6.4
Water/Sewer	5.7	5.1
Transportation	3.0	3.5
Student	1.9	1.9
Multi Family Housing	0.8	0.8
Repurchase Agreement	0.5	0.8
Crossover	0.0	0.7

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Missouri Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 1.18%, based on Net Asset Value (NAV). This compares to the Lehman 3-15 Year Blend Index(2) six-month return of 1.43%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 100.0%
Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
$ 500,000	5.500%	11/15/10	$ 525,380
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(a)
500,000	6.125	11/15/09	533,740

			1,059,120

Missouri – 98.2%
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)
535,000	4.650	03/01/11	539,430
Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)
150,000	4.000	03/01/17	150,260
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/20	2,253,780
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
250,000	5.250	11/01/15	272,598
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)
1,000,000	5.000	03/01/18	1,077,030
1,250,000	5.000	03/01/19	1,341,925
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (AAA/Aaa)
300,000	5.500	03/01/14	331,731
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.250	03/01/17	556,800
1,000,000	4.000	03/01/20	991,040
1,000,000	5.250	03/01/21	1,088,150
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	974,733
1,000,000	5.250	06/01/13	1,064,600

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)(a)
$ 810,000	5.000%	08/01/07	$ 812,657
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (ETM) (NR/Aaa)
140,000	5.000	08/01/07	140,459
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (General Improvement) (FSA) (AAA/Aaa)
40,000	5.000	05/15/09	40,562
Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)
825,000	5.600	03/01/13	865,771
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,048,820
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,048,820
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	772,123
900,000	5.000	03/01/15	939,069
Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	737,437
650,000	5.000	03/01/22	688,798
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	411,940
Columbia MO Water & Electricity Revenue Bonds (Prerefunded-Refunding and Improvement Series A) (AA-/A1)(a)
320,000	4.700	10/01/08	324,746
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement Series A) (AA-/A1)
230,000	4.700	10/01/10	232,937

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
$ 330,000	5.000%	08/01/11	$ 347,087
560,000	5.000	08/01/12	594,658
485,000	5.000	08/01/15	513,591
500,000	5.000	08/01/16	528,260
450,000	5.000	08/01/17	474,120
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,162,102
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.000	03/01/17	752,941
935,000	5.000	03/01/18	1,004,414
945,000	5.000	03/01/19	1,011,859
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.000	12/01/15	419,632
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
250,000	5.000	09/01/20	257,500
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.250	03/01/16	553,654
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.000	03/01/19	2,423,280
Howard Bend MO Levee District Special Tax Special Tax Bonds (NR/NR)(a)
850,000	5.850	03/01/09	889,754
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,328,040
Jackson County MO Consolidated School District No. 002 GO Bonds (Direct Deposit Program) (MBIA) (AAA/Aaa)
1,250,000	5.000	03/01/22	1,336,375
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project Series B) (NR/Aa3)
530,000	4.500	12/01/19	545,789
555,000	4.500	12/01/20	570,207
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)(a)
325,000	5.250	11/01/08	335,767
340,000	5.350	11/01/08	351,754
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aaa)
500,000	5.000	12/01/20	535,740
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,070,000	5.250	03/01/15	1,143,627

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
$ 300,000	5.000%	10/01/08	$ 300,801
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
2,000,000	5.500	12/01/12	2,169,380
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/Aaa)
1,000,000	5.250	12/01/15	1,080,060
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program GO Bonds (MBIA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,048,820
2,000,000	5.000	03/01/19	2,090,480
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
530,000	5.000	03/01/11	547,305
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (NR/NR)(a)
300,000	5.700	06/01/10	317,742
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)(a)
380,000	5.750	06/01/10	403,020
400,000	5.800	06/01/10	424,808
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (ETM) (AA/NR)
330,000	5.350	06/01/10	341,184
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.500	02/15/12	634,506
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XLCA) (AAA/Aaa)
1,000,000	5.000	12/01/15	1,084,060
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aaa)
1,000,000	5.500	07/01/11	1,069,970
Kansas City MO Metropolitan Community Leasehold Jr College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aaa)
1,075,000	5.000	07/01/17	1,164,440
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A1)
300,000	6.200	10/01/07	303,036
Kansas City MO Water Revenue Bonds Series A (AA/A1)
1,640,000	5.750	12/01/17	1,746,551
1,735,000	5.800	12/01/18	1,849,996
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.000	12/01/16	894,285
1,035,000	5.000	12/01/19	1,084,049
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.450	03/01/14	282,266

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
$1,335,000	5.250%	07/01/11	$ 1,415,647
1,000,000	5.250	07/01/12	1,059,620
1,135,000	5.250	07/01/15	1,204,462
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.000	07/01/20	504,442
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,000,000	5.250	09/01/12	1,074,780
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,410,000	5.250	12/01/15	1,504,273
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.500	02/15/10	503,740
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.850	07/15/10	1,560,525
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)
400,000	5.050	06/01/09	411,176
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project) Series A (A+/NR)
700,000	5.750	04/01/12	725,165
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.000	04/01/13	317,220
1,240,000	5.000	04/01/21	1,295,874
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Aaa)
1,430,000	5.550	04/01/12	1,478,062
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
530,000	5.200	03/01/10	550,840
1,035,000	5.300	03/01/10	1,078,449
680,000	5.600	03/01/10	713,973
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.600	04/01/11	460,944
1,500,000	6.000	04/01/22	1,556,850
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.500	04/01/09	437,312
450,000	5.550	04/01/10	462,024
80,000	5.750	04/01/19	82,667

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
$ 170,000	5.125%	01/01/10	$ 173,776
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Unrefunded Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.125	07/01/11	219,095
535,000	5.200	07/01/12	559,032
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,150,000	5.250	01/01/11	1,189,974
1,115,000	5.000	07/01/17	1,214,937
2,130,000	5.125	01/01/18	2,271,304
725,000	5.000	01/01/22	762,867
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
270,000	6.250	12/01/08	280,743
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	161,591
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.150	05/15/10	1,804,001
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
2,000,000	6.750	05/15/12	2,277,760
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)
1,000,000	5.850	01/01/10	1,055,250
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
280,000	5.000	05/15/12	285,832
35,000	5.250	05/15/18	35,642
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	528,957
Missouri State Health & Educational Facility Revenue Bonds (Refunding and Improvement-Jefferson Memorial Hospital) (NR/Baa2)
925,000	5.000	08/15/08	930,180
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (NR/A2)(a)
700,000	6.250	12/01/10	766,157
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,734,442
1,000,000	5.500	10/01/12	1,080,880
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
815,000	4.750	12/01/10	842,025

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
$ 250,000	5.000%	11/15/10	$ 260,248
2,000,000	5.000	11/15/14	2,149,140
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	525,840
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,000,000	5.500	06/15/11	1,069,680
1,000,000	5.000	02/15/17	1,078,050
1,545,000	5.000	02/15/20	1,652,702
120,000	4.750	11/15/37	121,241
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)(a)
450,000	5.000	02/01/11	470,736
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
560,000	4.500	12/01/08	564,138
690,000	4.650	12/01/09	699,846
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
60,000	5.800	09/01/11	60,365
55,000	5.900	09/01/12	55,328
60,000	6.000	09/01/13	60,208
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
40,000	5.200	03/01/08	40,000
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
40,000	4.900	09/01/07	40,010
40,000	5.000	03/01/08	40,062
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
50,000	5.000	03/01/12	50,931
50,000	5.000	09/01/12	50,931
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
2,000,000	5.250	08/15/12	2,148,420
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	321,966
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.000	06/01/10	520,766
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.450	03/01/14	1,054,980

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
$ 515,000	5.000%	12/01/10	$ 525,867
850,000	5.125	12/01/12	866,932
Nixa MO Electric System Revenue Bonds (XLCA) (AAA/Aaa)
1,000,000	4.750	04/01/15	1,047,680
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	11/15/18	1,058,160
1,000,000	5.000	11/15/19	1,053,460
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (Refunding & Improvements) (AA+/Aa1)
625,000	4.500	03/01/15	653,062
North Kansas City MO School District No. 74 GO Bonds (Refunding and Improvement-State Aid Direct Deposit) (AA+/Aa1)
500,000	5.000	03/01/25	529,500
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.000	06/01/20	3,028,669
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
1,000,000	5.000	02/01/22	1,044,520
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.900	03/01/16	768,705
Pike County MO Certificates of Participation (NR/NR)
720,000	5.625	12/01/19	758,527
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aaa)
2,720,000	5.000	02/01/22	2,886,437
Raytown MO Sewer Revenue Bonds (NR/NR)
200,000	4.700	07/01/27	198,700
Ritenour MO Consolidated School District GO Bonds (Refunding Series A) (FGIC) (AAA/Aaa)
495,000	9.500	02/01/08	516,102
Ritenour School District Direct Deposit Program GO Bonds (AA+/NR)
1,260,000	4.500	03/01/16	1,320,745
1,740,000	4.500	03/01/17	1,809,339
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (AA/NR)
450,000	5.500	03/01/14	489,114
350,000	5.500	03/01/15	383,243
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.850	12/01/08	502,530
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AAA/Aaa)
1,000,000	5.000	12/01/18	1,079,510

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (A1/NR)
$ 610,000	4.500%	11/01/20	$ 615,581
645,000	4.750	11/01/21	660,512
685,000	4.750	11/01/22	699,173
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (A1/NR)
385,000	4.750	11/01/21	394,259
405,000	4.750	11/01/22	413,379
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aaa)
2,585,000	5.000	02/15/17	2,825,276
St. Charles MO Certificates of Participation Series B (NR/A2)
200,000	5.000	05/01/09	202,686
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.250	06/01/19	373,170
735,000	5.200	06/01/24	776,351
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.400	05/15/11	303,720
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	505,685
515,000	5.000	11/15/16	529,786
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AMT) (ETM) (AAA/NR)
500,000	5.200	07/01/07	501,110
St. Louis County MO Rockwood School District No. R-6 GO Bonds (AA+/NR)
2,500,000	5.250	02/01/11	2,631,500
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,865,000	5.000	02/01/14	1,980,406
St. Louis County MO School District No. R6 Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	02/01/13	1,045,370
St. Louis MO Airport Revenue Bonds (Airport Development Program) Series A (MBIA) (AAA/Aaa)(a)
525,000	5.625	07/01/11	564,244
St. Louis MO Airport Revenue Bonds (Prerefunded) Airport Development Program Series A (ETM) (MBIA) (AAA/Aaa)
615,000	5.000	07/01/11	646,267
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)(a)
300,000	5.500	04/01/08	305,028
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)(a)
3,000,000	5.125	08/15/09	3,096,600
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.250	02/15/15	743,344

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)
$ 400,000	5.000%	08/01/12	$ 423,776
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(a)
900,000	5.500	02/01/12	955,719
Sullivan MO School District Building Corp. Leasehold Revenue Bonds (Radian) (AA/NR)(a)
275,000	5.250	03/01/12	293,923
Taney County MO Certificates of Participation (MBIA) (NR/Aaa)
1,095,000	4.500	04/01/17	1,136,500
Taney County MO Reorganized School District No. R-V GO Bonds (Hollister School District-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
1,100,000	5.000	03/01/18	1,160,720
1,050,000	5.000	03/01/21	1,101,817
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.000	03/01/17	1,057,850
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.375	11/01/14	400,950
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.250	03/01/13	1,080,540

			152,177,248

Puerto Rico – 1.1%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (BBB/Baa3)
1,000,000	5.250	07/01/14	1,068,171
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
555,000	5.000	07/01/22	617,609

			1,685,780

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $151,489,723)			$154,922,148

Repurchase Agreement(b) – 0.8%
State Street Bank & Trust Co.
$ 1,291,000	4.690%	05/01/07	$ 1,291,000
Maturity Value: $1,291,168
(Cost $1,291,000)

TOTAL INVESTMENTS – 100.8%
(Cost $152,780,723)			$156,213,148
Liabilities in excess of other assets – (0.8)%			(1,252,635)

Net Assets – 100.0%			$154,960,513

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on April 30, 2007. This agreement was fully collateralized by $970,000 U.S. Treasury Bond, 8.00% due 11/15/21 with a market value of $1,319,200.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insuredby American Municipal Bond Assurance Corp.
AMT	—	AlternativeMinimum Tax
ETM	—	Escrowto Maturity
FGIC	—	Insuredby Financial Guaranty Insurance Co.
FHA	—	Insuredby Federal Housing Administration
FNMA	—	Insuredby Federal National Mortgage Association
FSA	—	Insuredby Financial Security Assurance Co.
GNMA	—	Insuredby Government National Mortgage Association
GO	—	GeneralObligation
MBIA	—	Insuredby Municipal Bond Investors Assurance
NR	—	NotRated
Radian	—	Insuredby Radian Asset Assurance
TCRS	—	TransferableCustodial Receipts
XLCA	—	Insuredby XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 04/30/07	AS OF 10/31/06

General Obligations	29.3%	30.4%
Lease	18.3	17.4
Prerefunded Escrow to Maturity	15.3	12.2
Water/Sewer	12.6	12.5
Hospital	9.0	10.4
Education	8.2	8.0
General	3.5	3.4
Student	1.4	1.3
Power	1.2	1.2
Multi Family Housing	0.8	0.8
Repurchase Agreement	0.8	0.2
Single Family Housing	0.3	0.3
Higher Education	0.1	0.1
Transportation	0.0	1.2
Crossover	0.0	0.4

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Kansas Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2007, the Institutional Shares of the Fund had a total return of 1.23%, based on Net Asset Value (NAV). This compares to the Lehman 3-15 Year Blend Index(2) six-month return of 1.43%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.0%
Illinois – 5.4%
Lake County IL School District No. 79-Fremont Series B (FSA) (NR/Aaa)
$1,380,000	5.000%	12/01/21	$ 1,483,183
1,000,000	5.000	12/01/22	1,072,300
Rosemont IL GO Bonds (Refunding Series A) (FGIC) (AAA/Aaa)
1,070,000	5.000	12/01/19	1,132,584

			3,688,067

Kansas – 86.6%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
1,000,000	4.750	08/01/17	1,040,390
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.000	03/01/12	422,731
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)(a)
545,000	4.600	09/01/09	556,549
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.000	12/01/13	462,924
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)(a)
310,000	4.900	12/01/11	325,925
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)
500,000	5.600	10/01/09	522,175
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.000	03/01/12	1,533,230
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.000	08/01/12	1,061,890
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.000	09/01/15	537,040

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
$ 765,000	4.000%		04/01/13	$ 775,197
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aaa)
1,000,000	5.000		09/01/21	1,053,880
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)
500,000	6.000		10/01/16	584,605
1,770,000	5.000		10/01/18	1,890,679
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
155,000	4.500		04/01/11	159,644
375,000	5.125	(a)	04/01/11	394,699
260,000	4.500		10/01/12	267,693
625,000	5.125		10/01/16	655,737
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series B) (AMBAC) (AAA/NR)
925,000	5.000		10/01/22	990,925
975,000	5.000		10/01/23	1,042,909
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.500		09/01/17	569,270
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)
400,000	4.400		10/01/12	403,804
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.000		12/01/10	767,730
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.000		12/01/19	289,743
Junction City KS GO Bonds Series C (NR/NR)
500,000	5.000		08/01/07	501,495

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Department of Transportation Highway Revenue Bonds (AAA/Aa2)(a)
$ 800,000	5.250%	09/01/09	$ 828,456
Kansas State Department of Transportation Highway Revenue Bonds (ETM) (AAA/Aa2)
760,000	6.125	09/01/09	801,739
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.500	09/01/12	326,181
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.000	09/01/10	354,243
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.250	05/01/13	1,344,892
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.000	10/01/10	521,450
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A/NR)
350,000	5.000	07/01/14	355,187
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,150,000	5.000	04/01/24	1,216,895
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.000	08/01/10	205,496
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
400,000	5.000	02/01/12	410,816
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.000	05/01/12	417,936
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)(a)
450,000	5.000	08/01/13	482,328
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (Unrefunded Balance) (AMBAC) (AAA/Aaa)
1,600,000	5.000	08/01/17	1,702,096
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series W) (ETM) (MBIA) (AAA/Aaa)
20,000	4.000	10/01/11	20,266
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)(a)
575,000	5.250	04/01/08	583,360
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa1)(a)
600,000	5.000	04/01/08	607,392

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
$ 705,000	5.500%	04/01/12	$ 762,147
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
600,000	5.000	06/01/13	634,368
630,000	5.000	06/01/14	664,896
300,000	5.000	06/01/16	316,191
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA/Aa1)
1,105,000	5.000	10/01/21	1,184,041
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A1)
1,015,000	5.000	06/01/17	1,074,428
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	318,279
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Aa3)(a)
350,000	5.750	07/01/09	365,197
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250	07/01/10	570,031
1,000,000	5.375	07/01/14	1,069,300
700,000	5.375	07/01/15	746,942
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)
150,000	5.000	09/01/20	160,857
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.000	08/01/08	802,719
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
500,000	5.400	10/01/13	506,340
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.500	09/01/10	526,625
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
1,000,000	6.150	12/01/09	1,059,420
Overland Park KS GO Bonds (Refunding for Internal Improvement Series B) (AAA/Aaa)
995,000	4.000	09/01/17	1,005,000
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.500	09/01/11	645,774
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)(a)
725,000	4.850	05/01/10	749,469

The accompanying notes are an integral part of these financial statements.	41

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2007 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/Aaa)
$ 500,000	4.500%		09/01/22	$ 505,330
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.500		09/01/16	245,171
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.500		09/01/16	74,848
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/Aaa)
670,000	5.250		09/01/12	720,438
680,000	5.250	(a)	09/01/14	729,150
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
110,000	5.800		06/01/17	111,113
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.150		08/01/10	207,911
Sedgwick County KS Unified School District No. 259 GO Bonds (AA/Aa3)
500,000	5.250		09/01/10	523,550
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.500		10/01/09	520,795
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
300,000	4.900	(a)	09/01/08	304,881
490,000	5.000		09/01/08	498,090
250,000	5.250		09/01/09	257,765
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)
1,500,000	5.000		02/01/12	1,585,395
Topeka KS GO Bonds Series A (XLCA) (NR/Aaa)
100,000	4.000		08/15/16	100,611
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)(a)
565,000	5.500		08/01/08	583,249
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (AAA/NR)
200,000	5.500		09/01/11	214,346
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (AAA/NR)
1,000,000	6.000	(a)	09/01/12	1,110,230
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,285,000	5.000		04/01/11	1,347,181
1,000,000	5.000		04/01/14	1,032,130
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.300		09/01/10	462,821
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.750		11/15/14	1,624,455

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Kansas City KS Unified Government GO Bonds (Refunding Series A) (FSA) (AAA/Aaa)(a)
$1,000,000	5.000%	09/01/11	$ 1,052,320
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.400	09/01/11	611,472
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (ETM) (FSA) (NR/Aaa)
215,000	6.375	09/01/11	238,063
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (FSA) (NR/Aaa)(a)
565,000	5.375	09/01/10	595,250
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement Series A) (FGIC) (NR/Aaa)
1,595,000	5.000	09/01/21	1,706,937
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance Series 2000 A) (FSA) (NR/Aaa)
85,000	6.375	09/01/11	94,082
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.000	09/01/12	169,648
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (NR/Aaa)
625,000	5.250	09/01/16	690,931
1,000,000	5.250	09/01/20	1,124,800

			59,194,584

Missouri – 1.1%
Kirkwood MO School District Educational Facilities Authority (Leasehold RB for Kirkwood School District R-7 Project Series B) (MBIA) (NR/Aaa)
750,000	5.000	02/15/19	800,213

Puerto Rico – 3.9%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.500	07/01/16	536,954
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA) (AAA/Aaa)
425,000	5.500	07/01/15	475,269
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (A-/Baa2)
500,000	6.250	07/01/13	562,315
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds Series G (FGIC) (AAA/Aaa)
345,000	5.250	07/01/13	370,075
655,000	5.250	07/01/21	711,572

			2,656,185

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $65,138,647)			$66,339,049

42	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(b) – 2.4%
State Street Bank & Trust Co.
$1,623,000	4.690%	05/01/07	$ 1,623,000
Maturity Value: $1,623,211
(Cost $1,623,000)

TOTAL INVESTMENTS – 99.4%
(Cost $66,761,647)			$67,962,049
Other assets in excess of liabilities – 0.6%			379,248

Net Assets – 100.0%			$68,341,297

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on April 30, 2007. This agreement was fully collateralized by $1,220,000 U.S. Treasury Bond, 8.000% due 11/15/21 with a market value of $1,659,200.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
GTD	—Guaranteed
MBIA	—Insuredby Municipal Bond Investors Assurance
MBIA-IBC	—Insuredby Municipal Bond Investors Assurance - Insured Bond Certificates
NR	—NotRated
Radian	—Insuredby Radian Asset Assurance
XLCA	—Insuredby XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 04/30/07	AS OF 10/31/06

General Obligations	48.1%	49.7%
Prerefunded Escrow to Maturity	20.8	12.6
Hospital	6.8	9.3
Lease	6.6	6.6
Education	5.9	5.9
Transportation	4.9	7.1
Power	2.4	3.5
Repurchase Agreement	2.4	2.1
Water/Sewer	0.9	6.0
Municipals	0.4	0.0
Single Family Housing	0.2	0.2

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	43

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2007 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
Assets:
Investments in unaffiliated securities, at value (identified cost $98,204,294, $180,138,784, $109,042,156, $89,104,180, $73,473,209, $2,625,681, $534,855,190, $115,919,233, $146,133,930, $152,780,723 and $66,761,647, respectively)	$121,170,423	$207,418,372	$133,993,415
Investments in affiliated securities, at value (identified cost $13,763,359 for Asset Allocation Fund)	—	—	—
Foreign currencies, at value (cost — $2,112,121 for International Equity Fund)(a)	—	—	—
Cash	635,991	499	448
Receivables:
Interest and dividend, at value	75,541	66,938	140,243
Investment securities sold, at value	179,532	6,213,001	—
Fund shares sold	237	153,336	112,763
Reimbursement from adviser	—	1,977	—
Forward foreign currency exchange contracts, at value	—	—	—
Variation margin	—	—	—
Total Assets	122,061,724	213,854,123	134,246,869

Liabilities:
Payables:
Investment securities purchased, at value	—	7,732,320	—
Dividends and distributions	—	—	—
Fund shares redeemed	98,672	36,607	13,692
Advisory fees	75,813	125,672	82,102
Deferred trustee fees	30,970	25,761	16,423
Administrative fees	15,163	25,135	16,423
Forward foreign currency exchange contracts, at value	—	—	—
Accrued expenses	67,420	133,984	80,161
Total Liabilities	288,038	8,079,479	208,801

Net Assets:
Paid-in capital	75,566,114	181,519,436	102,424,462
Accumulated undistributed (distributions in excess of) net investment income (loss)	(12,275)	59,508	72,804
Accumulated net realized gain (loss) on investment, futures and foreign currency related transactions	23,253,718	(3,083,888)	6,589,543
Net unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	22,966,129	27,279,588	24,951,259
Net Assets	$121,773,686	$205,774,644	$134,038,068

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized)	7,412,512	7,572,454	4,618,518
Net asset value (net assets/shares outstanding)	$16.43	$27.17	$29.02

(a)	Includes $20,471 for the International Equity Fund relating to initial margin requirements for futures transactions.

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$105,822,753	$92,684,693	$2,877,760	$536,501,096	$114,791,361	$149,516,771	$156,213,148	$67,962,049
—	—	15,151,550	—	—	—	—	—
—	2,110,979	—	—	—	—	—	—
813	2,525	7,985	248,379	126	144	714	549

47,050	419,764	22,875	4,984,781	1,086,486	2,164,678	2,070,508	787,252
—	1,949,680	—	—	—	—	—	—
39,513	77,290	78,405	258,226	28,477	9,750	80,024	—
—	1,245	6,695	—	21,545	17,976	17,887	12,407
—	659	—	—	—	—	—	—
—	66,841	—	—	—	—	—	—
105,910,129	97,313,676	18,145,270	541,992,482	115,927,995	151,709,319	158,382,281	68,762,257

—	3,291,135	30,270	—	—	1,132,705	2,785,397	—
—	—	—	1,612,675	325,428	441,620	457,780	184,393
13,481	34,347	75,645	261,023	184,416	13,500	—	140,000
64,964	73,802	—	221,150	47,690	61,800	63,928	27,993
11,166	15,586	2,628	78,524	27,651	22,397	22,872	9,256
12,993	11,413	1,176	66,345	14,307	18,540	19,179	8,398
—	1,193	—	—	—	—	—	—
90,672	142,690	44,259	238,622	82,816	73,050	72,612	50,920
193,276	3,570,166	153,978	2,478,339	682,308	1,763,612	3,421,768	420,960

84,600,191	68,403,439	15,752,906	557,457,133	130,326,663	146,076,935	150,973,566	67,022,185
(174,460)	(116,531)	21,534	(3,886,582)	(1,058,405)	12,272	48,829	(17,814)
4,572,549	6,242,286	576,582	(15,702,314)	(12,894,699)	473,659	505,693	136,524
16,718,573	19,214,316	1,640,270	1,645,906	(1,127,872)	3,382,841	3,432,425	1,200,402
$105,716,853	$93,743,510	$17,991,292	$539,514,143	$115,245,687	$149,945,707	$154,960,513	$68,341,297

2,902,097	3,140,919	888,737	29,484,841	6,556,081	7,935,199	8,125,637	3,670,812
$36.43	$29.85	$20.24	$18.30	$17.58	$18.90	$19.07	$18.62

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2007 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
Investment Income:
Interest	$1,535	$83,947	$34,207
Dividends — unaffiliated(a)	1,316,082	1,069,631	1,466,019
Dividends — affiliated	—	—	—
Total Income	1,317,617	1,153,578	1,500,226

Expenses:
Advisory fees	556,927	721,604	471,448
Administration fees	111,385	144,321	94,290
Shareowner servicing fees	55,015	117,314	56,852
Custody and accounting fees	27,287	25,540	27,709
Transfer Agent fees	26,157	43,046	22,745
Professional fees	14,208	24,074	16,053
Registration fees	15,391	11,871	14,705
Printing fees	568	5,681	3,364
Trustee fees	2,539	4,063	2,651
Other	16,661	13,087	9,522
Total Expenses	826,138	1,110,601	719,339
Less — expense reductions(b)	(3)	(21,378)	(471)
Net Expenses	826,135	1,089,223	718,868
Net Investment Income (Loss)	491,482	64,355	781,358

Realized and Unrealized Gain (Loss) on Investment, Futures and Foreign Currency Related Transactions:
Capital gain distributions from Underlying Funds	—	—	—
Net realized gain (loss) from:
Investment transactions — unaffiliated	23,284,952	15,655,607	7,089,701
Investment transactions — affiliated	—	—	—
Futures transactions	—	—	—
Foreign currency related transactions	—	—	—
Net change in unrealized gain (loss) on:
Investments	(13,755,176)	(3,722,931)	1,162,000
Futures	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	—
Net Realized and Unrealized Gain (Loss) on Investment, Futures and Foreign Currency Related Transactions	9,529,776	11,932,676	8,251,701
Net Increase in Net Assets Resulting From Operations	$10,021,258	$11,997,031	$9,033,059

(a)	Amount is net of $88,969 for the International Equity Fund in foreign withholding taxes.

(b)	Expense reductions include waivers, custody credits and expense reimbursements.

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$48,114	$23,405	$—	$14,260,551	$2,727,409	$3,354,161	$3,525,758	$1,428,955
373,126	916,068	13,658	—	—	—	—	—
—	—	198,812	—	—	—	—	—
421,240	939,473	212,470	14,260,551	2,727,409	3,354,161	3,525,758	1,428,955

372,607	653,234	17,500	1,343,286	302,776	378,932	395,046	169,303
74,521	65,324	13,125	402,986	90,833	113,680	118,514	50,791
57,046	35,462	12,804	205,309	50,898	48,575	49,715	21,399
25,260	137,471	25,487	65,327	32,656	23,678	23,068	20,404
24,894	18,082	5,588	78,856	20,806	21,996	23,053	10,432
15,389	12,443	5,478	60,611	14,516	18,522	14,464	11,852
10,762	12,269	6,034	11,341	12,300	4,302	5,325	14,302
2,974	2,332	422	11,809	1,170	3,192	3,160	1,586
2,078	1,809	354	11,402	2,326	3,121	3,149	1,400
7,231	6,713	2,360	40,683	11,116	12,656	13,040	6,107
592,762	945,139	89,152	2,231,610	539,397	628,654	648,534	307,576
(11)	(230,972)	(58,260)	(4,320)	(126,168)	(96,038)	(119,680)	(80,760)
592,751	714,167	30,892	2,227,290	413,229	532,616	528,854	226,816
(171,511)	225,306	181,578	12,033,261	2,314,180	2,821,545	2,996,904	1,202,139

—	—	354,769	—	—	—	—	—

4,580,083	6,264,225	127,656	5,365,174	(24,702)	473,658	505,916	136,612
—	—	204,565	—	—	—	—	—
—	(3,311)	—	—	—	—	—	—
—	22,923	—	—	—	—	—	—

3,673,346	5,386,737	261,686	801,018	489,618	(1,425,130)	(1,300,970)	(377,118)
—	2,269	—	—	—	—	—	—
—	(13,166)	—	—	—	—	—	—
8,253,429	11,659,677	948,676	6,166,192	464,916	(951,472)	(795,054)	(240,506)
$8,081,918	$11,884,983	$1,130,254	$18,199,453	$2,779,096	$1,870,073	$2,201,850	$961,633

COMMERCE FUNDS

Statements of Changes in Net Assets

	Core Equity Fund		Growth Fund
	For the Six Months Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006
From Operations:
Net investment income (loss)	$491,482	$1,274,960	$64,355	$246,435
Net realized gain from investment, futures and foreign currency related transactions	23,284,952	27,150,717	15,655,607	13,126,565
Net change in unrealized gain (loss) on investments, futures, and translation of assets and liabilities denominated in foreign currencies	(13,755,176)	(3,665,053)	(3,722,931)	7,240,225
Net increase in net assets resulting from operations	10,021,258	24,760,624	11,997,031	20,613,225

Distributions to Shareholders:(a)
From net investment income
Institutional Shares	(503,046)	(1,329,769)	(253,032)	(771,267)
Service Shares	—	(180)	—	(9,420)
From net realized gains
Institutional Shares	(27,172,497)	(11,951,580)	—	—
Service Shares	—	(5,992)	—	—
Total distributions to shareholders	(27,675,543)	(13,287,521)	(253,032)	(780,687)

From Share Transactions:
Proceeds from sales of shares	6,254,524	11,855,512	41,158,846	39,532,801
Reinvestment of dividends and distributions	6,289,773	577,821	141,399	539,132
Cost of shares repurchased	(70,673,172)	(64,819,579)	(21,082,701)	(40,477,258)
Net Increase (Decrease) in Net Assets Resulting From Share Transactions	(58,128,875)	(52,386,246)	20,217,544	(405,325)
TOTAL INCREASE (DECREASE)	(75,783,160)	(40,913,143)	31,961,543	19,427,213

Net Assets:
Beginning of period	197,556,846	238,469,989	173,813,101	154,385,888
End of period	$121,773,686	$197,556,846	$205,774,644	$173,813,101
Accumulated undistributed (distributions in excess of) net investment income (loss)	$(12,275)	$(711)	$59,508	$248,185

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(b)	Net of $1,369 of redemption fees remitted to the International Equity Fund.

(c)	Net of $6,012 of redemption fees remitted to the International Equity Fund.

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund
For the Six Months Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (Unaudited)		For the Year Ended October 31, 2006

$781,358	$1,468,767	$(171,511)	$(297,322)	$225,306		$413,698
7,089,701	9,512,327	4,580,083	8,117,998	6,283,837		7,959,903
1,162,000	10,339,959	3,673,346	5,711,072	5,375,840		9,556,671
9,033,059	21,321,053	8,081,918	13,531,748	11,884,983		17,930,272

(789,399)	(1,451,986)	—	—	(800,536)		(669,350)
—	(1,332)	—	—	—		(2,443)

(9,771,395)	(431,606)	(118,142)	—	(2,972,277)		—
—	(1,917)	—	—	—		—
(10,560,794)	(1,886,841)	(118,142)	—	(3,772,813)		(671,793)

22,396,290	17,835,547	13,303,959	22,542,986	10,071,359		13,603,606
7,253,416	847,684	78,038	—	1,823,992		162,037
(14,768,642)	(29,672,631)	(7,503,129)	(20,687,098)	(9,065,930	)(b)	(21,671,396	)(c)
14,881,064	(10,989,400)	5,878,868	1,855,888	2,829,421		(7,905,753)
13,353,329	8,444,812	13,842,644	15,387,636	10,941,591		9,352,726

120,684,739	112,239,927	91,874,209	76,486,573	82,801,919		73,449,193
$134,038,068	$120,684,739	$105,716,853	$91,874,209	$93,743,510		$82,801,919
$72,804	$80,845	$(174,460)	$(2,949)	$(116,531)		$458,699

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Asset Allocation Fund		Bond Fund
	For the Six Months Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006
From Operations:
Net investment income	$181,578	$400,946	$12,033,261	$24,420,595
Net realized gain (loss) from investment transactions, including capital gain distributions from Underlying Funds	686,990	1,368,252	5,365,174	(1,426,153)
Net change in unrealized gain (loss) on investments	261,686	299,466	801,018	2,645,815
Net increase in net assets resulting from operations	1,130,254	2,068,664	18,199,453	25,640,257

Distributions to Shareholders:(a)
From net investment income
Institutional Shares	(159,372)	(394,608)	(12,794,438)	(26,168,096)
Service Shares	—	(2,839)	—	(9,376)
From net realized gains
Institutional Shares	(1,429,175)	(1,909,803)	—	—
Service Shares	—	(44,523)	—	—
Total distributions to shareholders	(1,588,547)	(2,351,773)	(12,794,438)	(26,177,472)

From Share Transactions:
Proceeds from sales of shares	1,366,040	3,167,204	33,976,622	100,503,343
Reinvestment of dividends and distributions	1,566,861	2,278,241	2,905,704	5,853,164
Cost of shares repurchased	(1,441,628)	(5,315,481)	(51,485,917)	(127,390,300)
Net Increase (Decrease) in Net Assets Resulting From Share Transactions	1,491,273	129,964	(14,603,591)	(21,033,793)
TOTAL INCREASE (DECREASE)	1,032,980	(153,145)	(9,198,576)	(21,571,008)

Net Assets:
Beginning of period	16,958,312	17,111,457	548,712,719	570,283,727
End of period	$17,991,292	$16,958,312	$539,514,143	$548,712,719
Accumulated undistributed (distributions in excess of) net investment income	$21,534	$(672)	$(3,886,582)	$(3,125,405)

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Short-Term Government Fund		National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006

$2,314,180	$5,038,099	$2,821,545	$6,067,000	$2,996,904	$6,537,316
(24,702)	(541,436)	473,658	321,341	505,916	134,115
489,618	1,269,524	(1,425,130)	739,534	(1,300,970)	629,454
2,779,096	5,766,187	1,870,073	7,127,875	2,201,850	7,300,885

(2,633,746)	(6,027,740)	(2,875,825)	(6,149,391)	(2,992,928)	(6,607,484)
—	(8,809)	—	(12)	—	(7,248)

—	—	(380,139)	(864,498)	(134,397)	(537,910)
—	—	—	(7)	—	(2,441)
(2,633,746)	(6,036,549)	(3,255,964)	(7,013,908)	(3,127,325)	(7,155,083)

5,390,842	24,437,660	11,874,338	27,158,319	13,502,644	32,321,736
557,350	1,378,914	301,522	423,033	207,154	588,241
(20,787,433)	(53,927,991)	(15,148,637)	(36,183,976)	(17,451,859)	(46,321,226)
(14,839,241)	(28,111,417)	(2,972,777)	(8,602,624)	(3,742,061)	(13,411,249)
(14,693,891)	(28,381,779)	(4,358,668)	(8,488,657)	(4,667,536)	(13,265,447)

129,939,578	158,321,357	154,304,375	162,793,032	159,628,049	172,893,496
$115,245,687	$129,939,578	$149,945,707	$154,304,375	$154,960,513	$159,628,049
$(1,058,405)	$(738,839)	$12,272	$66,552	$48,829	$44,853

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006
From Operations:
Net investment income	$1,202,139	$2,548,373
Net realized gain (loss) from investment transactions	136,612	161,837
Net change in unrealized gain (loss) on investments	(377,118)	157,362
Net increase in net assets resulting from operations	961,633	2,867,572

Distributions to Shareholders:(a)
From net investment income
Institutional Shares	(1,223,222)	(2,559,662)
Service Shares	—	(19,624)
From net realized gains
Institutional Shares	(207,135)	(162,433)
Service Shares	—	(5,539)
Total distributions to shareholders	(1,430,357)	(2,747,258)

From Share Transactions:
Proceeds from sales of shares	8,428,011	14,297,601
Reinvestment of dividends and distributions	175,342	168,169
Cost of shares repurchased	(8,868,784)	(15,932,599)
Net Decrease in Net Assets Resulting From Share Transactions	(265,431)	(1,466,829)
TOTAL DECREASE	(734,155)	(1,346,515)

Net Assets:
Beginning of period	69,075,452	70,421,967
End of period	$68,341,297	$69,075,452
Accumulated undistributed (distributions in excess of) net investment income	$(17,814)	$3,269

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2007 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eleven portfolios (individually, a “Fund” and collectively, the “Funds”): Core Equity Fund, Growth Fund, Value Fund, MidCap Growth Fund, International Equity Fund, Asset Allocation Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares, Institutional Shares. Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

Prior to February 3, 2006, each Fund offered two classes of shares, Institutional Shares and Service Shares. On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares. Immediately after and as a result of the conversion, each holder of Service Shares of a Fund was an owner of Institutional Shares of the same Fund with an aggregate net asset value equal to the aggregate net asset value of the Service Shares of such holder that converted.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and exchange traded funds are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”), including Funds advised by the Adviser. Investments in the Underlying Funds (other than those that are exchange traded) are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2007 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B.  Security Transactions and Investment Income — Security transactions and purchases and sales of the Funds and of the Underlying Funds by the Asset Allocation Fund are reflected as of the trade date. Realized gains and losses on sales of portfolio securities of the Funds and on sales of the Underlying Funds are calculated using the identified-cost basis. Dividend income and capital gains distributions of the Funds and from the Underlying Funds are recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to taxes. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

The Bond and Short-Term Government Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income (loss). Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, market discounts, original issue discounts (“OID”) and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. OID amortization on mortgage-backed REMIC (“Real Estate Mortgage Investment Conduit”) securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer.

C.  Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Segregation Transactions — As set forth in the prospectus, certain Funds may enter into certain derivative transactions; some of these transactions may be for the purpose of increasing total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

E.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

F.  Futures Contracts — Certain Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

G.  Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Core Equity, Value and Asset Allocation	Quarterly	Quarterly	Annually	Annually
Growth, MidCap Growth and International Equity	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

H.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average daily net assets.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2007 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amounts of the Funds’ net investment income for financial reporting purposes, which is calculated in accordance with U.S. generally accepted accounting principles.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.

In addition, distributions paid by the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Fund’s distributions are deemed a return of capital and is generally not taxable to shareholders.

J.  Redemption Fees — If Institutional shares of the International Equity Fund are redeemed or exchanged within 30 days of purchase, a redemption fee of 2% may be assessed on the proceeds of the transaction. For this purpose, the Fund uses a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee will be paid to the International Equity Fund and is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Redemption fees are reimbursed to the Fund and are reflected on the Statement of Changes in Net Assets as a reduction in share redemptions.

3. AGREEMENTS

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank, N.A. (“Commerce Bank.”). Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. For the six months ended April 30, 2007, the Adviser had contractually agreed to waive a portion of its advisory fee for certain Funds. The contractual annual rate, effective annual rate and waiver rates, and amounts are listed on the following pages.

As authorized by the Advisory Agreement, the Adviser has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (the “Sub-Adviser”) whereby the Sub-Adviser manages the investment assets of the International Equity Fund.

COMMERCE FUNDS

3. AGREEMENTS (continued)

As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from the Adviser at the following annual rates:

Average Daily Net Assets	Annual Rate
First $25 million	0.80%
Next $25 million	0.65%
Next $50 million	0.55%
Next $100 million	0.45%
Over $200 million	0.40%

The Sub-Adviser has entered into a Waiver Agreement with the Adviser under which it will agree to waive its sub-advisory fee to 0.58% of the average daily net assets of the Fund until the earlier of (1) the Fund’s assets are in excess of $150 million; and (2) the eighteen-month anniversary of the new Sub-Advisory Agreement. On the last day of the calendar month following whichever of these events occurs first, the sub-advisory fee will adjust to the schedule set forth above. The Adviser has contractually agreed to waive a portion of its management fees under a waiver agreement, at least until October 31, 2007, such that Management Fees would not exceed 0.97% of the average daily net assets.

For the six months ended April 30, 2007, the Adviser agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.13%, 1.20%, 1.72%, 0.35%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Institutional Shares of the Core Equity, Growth, Value, International Equity, Asset Allocation, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. Prior to March 1, 2007, the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds expense limitations were 0.65% and 0.65%, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Such expense reimbursements, if any, are computed daily and paid monthly.

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement dated March 1, 2005, as amended. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets other than for the Asset Allocation fund for which it waives 0.07% and receives 0.05%.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2007 (Unaudited)

3. AGREEMENTS (continued)

In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. For the six months ended April 30, 2007, a summary of the Advisory fees, Administration fees, associated waivers, expense reimbursements and custody credits are as follows:

	Advisory Fees				Administration Fees
	Contractual Annual Rate	Effective Annual Rate	Waiver		Contractual Annual Rate	Effective Annual Rate	Waiver		Expense Reimbursements	Custody Credits	Total Expense Reduction
Fund			Rate	Amount			Rate	Amount
Core Equity	0.75%	0.75%	—%	$—	0.15%	0.15%	—%	$—	$—	$3	$3
Growth	0.75	0.75	—	—	0.15	0.15	—	—	20,513	865	21,378
Value	0.75	0.75	—	—	0.15	0.15	—	—	—	471	471
MidCap Growth	0.75	0.75	—	—	0.15	0.15	—	—	—	11	11
International Equity	1.50	0.97	0.53	230,809	0.15	0.15	—	—	—	163	230,972
Asset Allocation	0.20	—	0.20	17,500	0.15	0.08	0.07	6,125	34,635	—	58,260
Bond	0.50	0.50	—	—	0.15	0.15	—	—	—	4,320	4,320
Short-Term Government	0.50	0.50	—	—	0.15	0.15	—	—	125,587	581	126,168
National Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.15	—	—	95,747	291	96,038
Missouri Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.15	—	—	119,425	255	119,680
Kansas Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.15	—	—	80,736	24	80,760

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Adviser and its affiliates (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2007, Commerce Bank has retained approximately $390,700 in shareowner servicing fees.

4. OTHER TRANSACTIONS WITH RELATED PARTIES

Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are accrued at least quarterly and determined based on the performance of such investments.

COMMERCE FUNDS

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities and of the Underlying Funds (for the Asset Allocation Fund) for the six months ended April 30, 2007, were as follows:

Fund	Purchase of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)
Core Equity	$—	$81,659,595	$—	$167,012,957
Growth	—	104,303,676	—	83,127,474
Value	—	42,129,965	—	35,954,554
MidCap Growth	—	36,048,045	—	29,594,757
International Equity	—	29,993,001	—	30,298,537
Asset Allocation	—	3,371,477	—	2,835,494
Bond	16,348,496	9,096,680	9,116,513	16,609,076
Short-Term Government	12,327,842	806,987	12,465,241	—
National Tax-Free Intermediate Bond	—	28,322,874	—	32,813,185
Missouri Tax-Free Intermediate Bond	—	18,941,689	—	21,576,616
Kansas Tax-Free Intermediate Bond	—	4,121,492	—	6,448,654

For the six months ended April 30, 2007, Goldman Sachs received approximately $4,600 of brokerage commissions earned from portfolio transactions, including futures transactions, executed on behalf of the International Equity Fund.

6. CONCENTRATION OF RISK

As a result of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ (each a “Tax-Free Fund” and collectively the “Tax-Free Funds”) ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. Government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2007 (Unaudited)

6. CONCENTRATION OF RISK (continued)

securities, respectively, the income from which is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The International Equity Fund may invest a portion of its assets in emerging markets. Emerging markets securities may be more volatile than securities from more developed countries. At times, the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

The investments of the Asset Allocation Fund are concentrated in Underlying Funds and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it.

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2006, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows. Expiration occurs on October 31 of the year indicated:

	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Capital loss carryforward:
Expiring 2010	$—	$(18,454,089)	$—	$—	$—	$—

Timing differences (dividends payable, deferred compensation)	$(8,208)	$(6,308)	$(4,293)	$(2,949)	$(2,949)	$(672)

At April 30, 2007, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:
	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Tax Cost	$98,228,132	$180,422,440	$109,542,311	$89,111,539	$73,853,444	$16,499,563

Gross unrealized gain	23,998,407	29,168,804	25,392,425	17,632,809	20,279,375	1,640,270
Gross unrealized loss	(1,056,116)	(2,172,872)	(941,321)	(921,595)	(1,448,126)	(110,523)

Net unrealized security gain	$22,942,291	$26,995,932	$24,451,104	$16,711,214	$18,831,249	$1,529,747

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and return of capital distributions from underlying fund investments.

COMMERCE FUNDS

7. TAX INFORMATION (continued)

As of the Funds’ most recent fiscal year ended, October 31, 2006, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows. Expiration occurs on October 31 of the year indicated:

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward:
Expiring 2008	$(2,326,968)	$(1,045,396)	$—	$—	$—
Expiring 2010	(8,311,371)	(679,994)	—	—	—
Expiring 2011	—	(2,174,462)	—	—	—
Expiring 2012	(6,311,963)	(3,771,248)	—	—	—
Expiring 2013	(540,238)	(2,538,488)	—	—	—
Expiring 2014	(3,576,948)	(2,660,408)	—	—	—

Total capital loss carryforward	$(21,067,488)	$(12,869,996)	$—	$—	$—
Timing differences (dividends payable, deferred compensation)	$(1,681,309)	$(378,209)	$(464,240)	$(491,003)	$(200,867)

At April 30, 2007, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:
	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$536,634,533	$116,763,351	$146,084,175	$152,625,331	$66,697,461

Gross unrealized gain	7,942,452	578,296	3,608,145	3,676,190	1,340,016
Gross unrealized loss	(8,075,899)	(2,550,286)	(175,549)	(88,373)	(75,428)

Net unrealized security gain (loss)	$(133,437)	$(1,971,990)	$3,432,596	$3,587,817	$1,264,588

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and differing treatment of accretion of market discount and premium amortization.

8. OTHER MATTERS

Approval of Advisory and Sub-Advisory Agreements — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s investment advisory agreement (“Advisory Agreement”) with Commerce Investment Advisors, Inc. (the “Adviser”) for the Funds and the investment sub-advisory agreement (“Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”) with AllianceBernstein L.P. (the “Sub-Adviser”) for the International Equity Fund.

The Advisory Agreement and Sub-Advisory Agreement for the Funds were most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “non-interested Trustees”), on November 14-15, 2006 (“Annual Contract Meeting”).

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2007 (Unaudited)

8. OTHER MATTERS (continued)

In preparation for the Trustees’ consideration of the Sub-Advisory Agreement at the Annual Contract Meeting, the Trustees reviewed information regarding the following topics at a meeting held on August 8, 2006 (the “August Meeting”): the qualifications of the sub-Adviser to provide investment advisory services to the Funds, its policies regarding brokerage, trade allocations and similar matters and the investment performance of the International Equity Fund.

Prior to the August and Annual Contract Meetings, the Board of Trustees received written materials provided by the Adviser and Sub-Adviser relating to the Trustees’ consideration of these Agreements, and at these meetings, the Trustees also considered the Adviser’s and Sub-Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive sessions with independent counsel without members of management present.

In evaluating the Advisory and Sub-Advisory Agreements at the August and the Annual Contract Meetings, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and Sub-Adviser, their services and the Funds. Both in meetings specifically dedicated to the review of the Advisory and Sub-Advisory Agreements and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s and Sub-Adviser’s investment management services. These materials included: (i) information on the investment performance of the Funds in comparison to other similar mutual funds and benchmark performance indices; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; and (iv) expenses borne by the Funds.

Specifically in connection with the Trustees’ approval of the Advisory and Sub-Advisory Agreements, the Trustees reviewed, among other things, information relating to: (i) the terms of the Agreements; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waiver and expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Sub-Adviser to its institutional accounts; (v) the scope and depth of the Adviser’s and Sub-Adviser’s resources; (vi) the Adviser’s and Sub-Adviser’s staffing for the Funds and the experience of the portfolio managers; (vii) the Adviser’s and Sub-Adviser’s financial resources and their ability to attract and retain portfolio management talent; (viii) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Adviser and its affiliates from their relationships with the Funds; (x) potential economies of scale; and (xi) the fees paid by the Adviser to the Sub-Adviser for services to the International Equity Fund, and the expenses incurred by the Sub-Adviser for those services. In addition, the Trustees considered the Adviser’s and Sub-Adviser’s willingness to meet with representatives of the Board of Trustees outside of the Board meetings in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

COMMERCE FUNDS

8. OTHER MATTERS (continued)

In connection with their approval of the Advisory Agreement for each of the Funds and the Sub-Advisory Agreement for the International Equity Fund, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Adviser and Sub-Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Funds by the Adviser. These services include services as the Funds’ Co-Administrator. The Trustees also considered that many of the Funds’ shareholders had other client relationships with affiliates of the Adviser. The Trustees concluded that the Adviser and Sub-Adviser was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and were able to provide quality services to the Funds. In addition, the Trustees concluded that the Adviser had committed substantial resources to monitor the Sub-Adviser’s investment performance and compliance program. The Trustees also believed that the Adviser and Sub-Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds, and, with regard to the Asset Allocation Fund, the Trustees determined that the advisory services provided to that Fund were not duplicative of any advisory services provided at the underlying fund level.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC-registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, this information on the Funds’ investment performance was provided for one, three, five and ten years. In addition, the Trustees considered the Funds’ investment performance relative to their respective performance benchmarks and in light of the objectives and credit parameters applicable to the Funds, as well as the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of the Adviser’s and Sub-Adviser’s investment approach for the Funds.

In particular, they considered the Adviser’s efforts to improve its quantitative investment model during the year, which had resulted in improved performance of most of the Equity Funds and the Asset Allocation Fund. They also considered the recent improvement in the Bond and Short-Term Government Funds and the continued strong performance of the Tax-Free Funds over the ten-year period.

Based on the information provided, the Trustees believed that the investment performance of the Funds was, in general, competitive in light of the factors mentioned above, including the Funds’ investment policies and the nature of their shareholder base. In reaching this conclusion, the Trustees also reviewed, among other things, the relative performance of the Funds as compared to the mutual fund categories established by third parties, and their benchmarks for different time periods. They also noted again the potential impact of the relative risk parameters of the different Funds. For example, the Short-Term Government Fund did not invest in any corporate debt. The Trustees concluded that Commerce was devoting appropriate resources in its efforts to provide favorable investment results for the Funds.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2007 (Unaudited)

8. OTHER MATTERS (continued)

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; the Adviser’s and Sub-Adviser’s voluntary fee waivers and expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the respective Funds. In addition, the Trustees considered the fees paid by the Funds to the Adviser and its affiliates for shareholder servicing and Co-Administration services, and reviewed information as to whether the Adviser and Sub-Adviser had passed, and were likely to continue to pass, benefits from their economies of scale to shareholders. In this regard, the Trustees considered the Adviser’s view that the Funds may be sharing in economies of scale through the Adviser’s voluntary expense caps for certain of the Funds and the fact that the Adviser was not charging any advisory fees to the Asset Allocation Fund. In addition, the Trustees considered the level of assets in the Funds, which had been declining over the past 18 months; the information provided by the Adviser and Sub-Adviser relating to their costs of the services provided by them and the profits realized by them as well as their profits in comparison to published profitability rates of other investment advisers; and information comparing the fee rates charged by the Adviser (which does not include fee breakpoints) and the Sub-Adviser (which does include breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the Adviser’s efforts to reduce Fund expenses, including reductions negotiated in custodian, fund accounting and transfer agent fees as well as other cost reductions implemented by the Adviser. Moreover, the Trustees also considered the Adviser’s profitability in the past year in light of Fund asset levels.

The Trustees also considered information provided by the Adviser on its use of and benefits from soft dollars in connection with the Funds’ brokerage, noting that the Sub-Adviser did not use soft dollars with respect to the International Equity Fund’s trades. The Trustees also considered the Adviser’s and Sub-Adviser’s efforts to achieve best execution on behalf of the Funds and their review policies.

Information on the services rendered by the Adviser and Sub-Adviser to the Funds, the fee rates paid by the Funds under the Advisory and Sub-Advisory Agreements and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by the Adviser and Sub-Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds. Information was also provided on the fee rates charged by the Sub-Adviser to institutional accounts it manages. In addition, the Trustees noted the Adviser’s voluntary and contractual undertakings to limit certain Funds’ total expenses ratios to specified levels and the Sub-Adviser’s contractual fee waiver.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the funds, that the fees paid by funds were reasonable in light of the services provided by the Adviser and Sub-Adviser, their costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory and Sub-Advisory Agreements should be approved and continued.

COMMERCE FUNDS

8. OTHER MATTERS (continued)

New Accounting Pronouncements — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their April 30, 2008 semiannual report. At this time, the investment adviser is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required.

9. SUBSEQUENT EVENT

Fund Liquidation — At a meeting held on May 9, 2007, the Board of Trustees of the Trust approved a proposal to liquidate the Commerce Core Equity Fund pursuant to a board-approved Plan of Liquidation. It is expected that the Fund will be liquidated in July 2007.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2007 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Equity Fund		Growth Fund
	Shares	Dollars	Shares	Dollars
For the Six Months Ended April 30, 2007
Institutional Shares
Shares sold	393,970	$6,254,524	1,571,496	$41,158,846
Reinvestment of dividends and distributions	398,595	6,289,773	5,455	141,399
Shares repurchased	(4,374,524)	(70,673,172)	(803,698)	(21,082,701)
NET INCREASE (DECREASE)	(3,581,959)	$(58,128,875)	773,253	$20,217,544

For the Year Ended October 31, 2006
Institutional Shares
Shares sold	695,285	$11,850,744	1,623,689	$39,506,771
Reinvestment of dividends and distributions	33,591	571,651	22,225	530,079
Shares repurchased	(3,790,245)	(64,810,760)	(1,666,117)	(39,822,524)
Shares converted from Service to Institutional	6,818	107,392	141,359	8,402,420

	(3,054,551)	(52,280,973)	121,156	8,616,746
Service Shares(a)
Shares sold	267	4,768	1,122	26,030
Reinvestment of dividends and distributions	363	6,170	387	9,053
Shares repurchased	(523)	(8,819)	(27,973)	(654,734)
Shares converted from Service to Institutional	(6,818)	(107,392)	(141,359)	(8,402,420)

	(6,711)	(105,273)	(167,823)	(9,022,071)
NET INCREASE (DECREASE)	(3,061,262)	$(52,386,246)	(46,667)	$(405,325)

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars

786,734	$22,396,290	379,797	$13,303,959	359,806	$10,071,359
259,746	7,253,416	2,240	78,038	66,715	1,823,992
(514,644)	(14,768,642)	(213,728)	(7,503,129)	(322,564)	(9,065,930)
531,836	$14,881,064	168,309	$5,878,868	103,957	$2,829,421

651,466	$17,831,642	700,340	$22,534,967	538,257	$13,600,490
31,696	844,739	—	—	6,779	159,594
(1,093,637)	(29,654,384)	(649,500)	(20,466,609)	(870,640)	(21,503,148)
18,744	418,318	36,705	2,072,920	11,217	293,822
(391,731)	(10,559,685)	87,545	4,141,278	(314,387)	(7,449,242)

151	3,905	275	8,019	139	3,116
113	2,945	—	—	105	2,443
(701)	(18,247)	(7,334)	(220,489)	(7,158)	(168,248)
(18,744)	(418,318)	(36,705)	(2,072,920)	(11,217)	(293,822)
(19,181)	(429,715)	(43,764)	(2,285,390)	(18,131)	(456,511)
(410,912)	$(10,989,400)	43,781	$1,855,888	(332,518)	$(7,905,753)

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2007 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Asset Allocation Fund		Bond Fund
	Shares	Dollars	Shares	Dollars
For the Six Months Ended April 30, 2007
Institutional Shares
Shares sold	67,715	$1,366,040	1,865,992	$33,976,622
Reinvestment of dividends and distributions	79,862	1,566,861	159,413	2,905,704
Shares repurchased	(72,230)	(1,441,628)	(2,830,583)	(51,485,917)
NET INCREASE (DECREASE)	75,347	$1,491,273	(805,178)	$(14,603,591)

For the Year Ended October 31, 2006
Institutional Shares
Shares sold	157,262	$3,166,146	5,585,436	$100,424,470
Reinvestment of dividends and distributions	113,584	2,230,887	325,870	5,846,986
Shares repurchased	(258,959)	(5,291,871)	(7,055,653)	(126,589,263)
Shares converted from Service to Institutional	18,315	322,490	20,429	434,076

	30,202	427,652	(1,123,918)	(19,883,731)
Service Shares(a)
Shares sold	49	1,058	4,339	78,873
Reinvestment of dividends and distributions	2,417	47,354	340	6,178
Shares repurchased	(1,194)	(23,610)	(43,946)	(801,037)
Shares converted from Service to Institutional	(18,315)	(322,490)	(20,429)	(434,076)

	(17,043)	(297,688)	(59,696)	(1,150,062)
NET INCREASE (DECREASE)	13,159	$129,964	(1,183,614)	$(21,033,793)

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

COMMERCE FUNDS

Short-Term Government Fund		National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

307,223	$5,390,842	628,636	$11,874,338	721,448	$13,502,644	458,258	$8,428,011
31,740	557,350	15,857	301,522	10,808	207,154	9,351	175,342
(1,184,458)	(20,787,433)	(798,761)	(15,148,637)	(911,914)	(17,451,859)	(474,135)	(8,868,784)
(845,495)	$(14,839,241)	(154,268)	$(2,972,777)	(179,658)	$(3,742,061)	(6,526)	$(265,431)

1,394,405	$24,409,595	1,433,749	$27,158,319	1,689,507	$32,321,736	766,511	$14,297,601
78,619	1,374,476	22,329	423,014	30,658	585,726	8,296	154,849
(3,041,620)	(53,206,221)	(1,910,585)	(36,183,894)	(2,426,189)	(46,321,144)	(829,566)	(15,490,619)
25,581	572,448	66	1,199	40,205	784,262	99,517	1,860,924
(1,543,015)	(26,849,702)	(454,441)	(8,601,362)	(665,819)	(12,629,420)	44,758	822,755

1,596	28,065	—	—	—	—	—	—
253	4,438	1	19	131	2,515	710	13,320
(41,053)	(721,770)	(4)	(82)	(4)	(82)	(23,544)	(441,980)
(25,581)	(572,448)	(66)	(1,199)	(40,205)	(784,262)	(99,517)	(1,860,924)
(64,785)	(1,261,715)	(69)	(1,262)	(40,078)	(781,829)	(122,351)	(2,289,584)
(1,607,800)	$(28,111,417)	(454,510)	$(8,062,624)	(705,897)	$(13,411,249)	(77,593)	$(1,466,829)

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		Total distributions
CORE EQUITY FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$17.97	$0.05	$1.04	$1.09	$(0.05)	$(2.58)		$(2.63)
For the Years Ended October 31,
2006—Institutional(f)	16.97	0.10	1.86	1.96	(0.10)	(0.86)		(0.96)
2005—Institutional	15.90	0.14 (e)	1.07	1.21	(0.14)	—		(0.14)
2005—Service	15.89	0.08 (e)	1.09	1.17	(0.10)	—		(0.10)
2004—Institutional	14.46	0.05	1.44	1.49	(0.05)	—		(0.05)
2004—Service	14.46	—	1.45	1.45	(0.02)	—		(0.02)
2003—Institutional	12.57	0.09	1.89	1.98	(0.09)	—		(0.09)
2003—Service	12.57	0.06	1.89	1.95	(0.06)	—		(0.06)
2002—Institutional	14.70	0.10	(2.14)	(2.04)	(0.09)	—	(c)	(0.09)
2002—Service	14.70	0.06	(2.13)	(2.07)	(0.06)	—	(c)	(0.06)

GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$25.56	$0.01	$1.64	$1.65	$(0.04)	$—		$(0.04)
For the Years Ended October 31,
2006—Institutional(f)	22.56	0.04	3.08	3.12	(0.12)	—		(0.12)
2005—Institutional	20.82	0.14 (e)	1.63	1.77	(0.03)	—		(0.03)
2005—Service	20.42	0.09 (e)	1.59	1.68	—	—		—
2004—Institutional	20.50	(0.07)	0.39	0.32	—	—		—
2004—Service	20.15	(0.12)	0.39	0.27	—	—		—
2003—Institutional	17.52	(0.04)	3.02	2.98	—	—		—
2003—Service	17.27	(0.09)	2.97	2.88	—	—		—
2002—Institutional	20.03	(0.07)	(2.44)	(2.51)	—	—		—
2002—Service	19.80	(0.11)	(2.42)	(2.53)	—	—		—

(a)	Calculated based on average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Amount is less than $0.005 per share.

(d)	Annualized.

(e)	Reflects income recognized from a special dividend which amount to $0.07 and $0.14, per share and 0.41% and 0.62% of average net assets for the Core Equity and Growth Funds, respectively.

(f)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$16.43	6.74%	$121,774	1.11	%(d)	0.66	%(d)	1.11	%(d)	0.66	%(d)	54%

17.97	11.91	197,557	1.10		0.58		1.10		0.58		53
16.97	7.61	238,356	1.08		0.81	(e)	1.09		0.80	(e)	19
16.96	7.35	114	1.33		0.50	(e)	1.34		0.49	(e)	19
15.90	10.30	245,509	1.03		0.30		1.05		0.28		31
15.89	10.02	93	1.28		0.03		1.30		0.01		31
14.46	15.83	262,935	1.04		0.71		1.06		0.69		43
14.46	15.55	65	1.29		0.46		1.31		0.44		43
12.57	(13.90)	243,569	0.98		0.68		1.00		0.66		23
12.57	(14.11)	40	1.23		0.44		1.25		0.42		23

$27.17	6.44%	$205,775	1.13	%(d)	0.07	%(d)	1.15	%(d)	0.05	%(d)	44%

25.56	13.86	173,813	1.13		0.16		1.18		0.11		47
22.56	8.52	150,676	1.13		0.64	(e)	1.23		0.54	(e)	40
22.10	8.23	3,710	1.38		0.44	(e)	1.48		0.34	(e)	40
20.82	1.56	170,513	1.13		(0.35)		1.15		(0.37)		41
20.42	1.34	5,261	1.38		(0.60)		1.40		(0.62)		41
20.50	17.01	204,539	1.12		(0.24)		1.14		(0.26)		60
20.15	16.68	5,513	1.37		(0.49)		1.39		(0.51)		60
17.52	(12.53)	173,077	1.12		(0.33)		1.14		(0.35)		53
17.27	(12.73)	5,015	1.37		(0.58)		1.39		(0.60)		53

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$29.53	$0.18	$1.90	$2.08	$(0.18)	$(2.41)	$(2.59)
For the Years Ended October 31,
2006—Institutional(c)	24.96	0.35	4.66	5.01	(0.34)	(0.10)	(0.44)
2005—Institutional	22.70	0.27	2.28	2.55	(0.29)	—	(0.29)
2005—Service	22.71	0.21	2.28	2.49	(0.23)	—	(0.23)
2004—Institutional	20.92	0.22	1.78	2.00	(0.22)	—	(0.22)
2004—Service	20.93	0.16	1.79	1.95	(0.17)	—	(0.17)
2003—Institutional	18.07	0.25	2.84	3.09	(0.24)	—	(0.24)
2003—Service	18.08	0.20	2.85	3.05	(0.20)	—	(0.20)
2002—Institutional	21.05	0.24	(2.99)	(2.75)	(0.23)	—	(0.23)
2002—Service	21.05	0.19	(2.99)	(2.80)	(0.17)	—	(0.17)

MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$33.61	$(0.06)	$2.92	$2.86	$—	$(0.04)	$(0.04)
For the Years Ended October 31,
2006—Institutional(c)	28.45	(0.11)	5.27	5.16	—	—	—
2005—Institutional	24.72	(0.14)	3.87	3.73	—	—	—
2005—Service	24.15	(0.20)	3.77	3.57	—	—	—
2004—Institutional	23.61	(0.14)	1.25	1.11	—	—	—
2004—Service	23.12	(0.20)	1.23	1.03	—	—	—
2003—Institutional	18.44	(0.14)	5.31	5.17	—	—	—
2003—Service	18.10	(0.18)	5.20	5.02	—	—	—
2002—Institutional	21.37	(0.20)	(2.73)	(2.93)	—	—	—
2002—Service	21.04	(0.24)	(2.70)	(2.94)	—	—	—

(a)	Calculated based on average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares.

(c)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(d)	Annualized.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$29.02	7.43%	$134,038	1.14	%(d)	1.24	%(d)	1.14	%(d)	1.24	%(d)	29%

29.53	20.29	120,685	1.18		1.28		1.18		1.28		49
24.96	11.26	111,761	1.18	(c)	1.12		1.19		1.11		37
24.97	10.97	479	1.43	(c)	0.89		1.44		0.88		37
22.70	9.61	108,775	1.14		1.00		1.16		0.98		81
22.71	9.33	614	1.39		0.75		1.41		0.73		81
20.92	17.29	122,881	1.12		1.31		1.14		1.29		76
20.93	16.99	584	1.37		1.07		1.39		1.05		76
18.07	(13.18)	102,049	1.06		1.15		1.08		1.13		72
18.08	(13.37)	567	1.31		0.89		1.33		0.87		72

$36.43	8.52%	$105,717	1.19	%(d)	(0.35	)%(d)	1.19	%(d)	(0.35	)%(d)	30%

33.61	0.18	91,874	1.22		(0.35)		1.22		(0.35)		64
28.45	15.09	75,274	1.28		(0.54)		1.29		(0.55)		87
27.72	14.78	1,213	1.53		(0.79)		1.54		(0.80)		87
24.72	4.70	76,917	1.23		(0.57)		1.25		(0.59)		123
24.15	4.46	1,526	1.48		(0.82)		1.50		(0.84)		123
23.61	28.04	78,744	1.22		(0.70)		1.24		(0.72)		89
23.12	27.73	1,474	1.47		(0.95)		1.49		(0.97)		89
18.44	(13.71)	65,005	1.21		(0.91)		1.23		(0.93)		93
18.10	(13.97)	1,203	1.45		(1.15)		1.47		(1.17)		93

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
INTERNATIONAL EQUITY FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$27.26	$0.07	$3.76	$3.83	$(0.26)	$(0.98)	$(1.24)
For the Years Ended October 31,
2006—Institutional(d)	21.80	0.13	5.54	5.67	(0.21)	—	(0.21)
2005—Institutional	19.18	0.19	2.72	2.91	(0.29)	—	(0.29)
2005—Service	18.98	0.17	2.66	2.83	(0.24)	—	(0.24)
2004—Institutional	16.86	0.21	2.36	2.57	(0.25)	—	(0.25)
2004—Service	16.69	0.17	2.33	2.50	(0.21)	—	(0.21)
2003—Institutional	14.61	0.23	2.08	2.31	(0.06)	—	(0.06)
2003—Service	14.47	0.18	2.06	2.24	(0.02)	—	(0.02)
2002—Institutional	16.99	0.06	(2.44)	(2.38)	—	—	—
2002—Service	16.87	0.02	(2.42)	(2.40)	—	—	—

ASSET ALLOCATION FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$20.85	$0.21	$1.09	$1.30	$(0.18)	$(1.73)	$(1.91)
For the Years Ended October 31,
2006—Institutional(d)	21.38	0.49	2.07	2.56	(0.48)	(2.61)	(3.09)
2005—Institutional	21.01	0.34	1.41	1.75	(0.33)	(1.05)	(1.38)
2005—Service	21.01	0.28	1.41	1.69	(0.28)	(1.05)	(1.33)
2004—Institutional	20.42	0.36	0.95	1.31	(0.40)	(0.32)	(0.72)
2004—Service	20.41	0.31	0.95	1.26	(0.34)	(0.32)	(0.66)
2003—Institutional	18.48	0.39	1.94	2.33	(0.37)	(0.02)	(0.39)
2003—Service	18.48	0.34	1.93	2.27	(0.32)	(0.02)	(0.34)
For the Period Ended October 31,
2002—Institutional (commenced September 27, 2002)	18.00	0.03	0.45	0.48	—	—	—
2002—Service (commenced September 27, 2002)	18.00	0.03	0.45	0.48	—	—	—

(a)	Calculated based on average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

(d)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.
(e)	Expense ratios exclude expenses of the Underlying Funds.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$29.85	14.48%	$93,744	1.64	%(c)	0.52	%(c)	2.17	%(c)	(0.01	)%(c)	35%

27.26	26.16	82,802	1.72		0.53		2.29		(0.04)		68
21.80	15.26	73,058	1.57		0.94		2.27		0.24		103
21.57	14.98	391	1.82		0.82		2.52		0.12		103
19.18	15.35	108,231	1.32		1.11		2.06		0.37		23
18.98	15.04	481	1.57		0.93		2.31		0.19		23
16.86	15.87	147,956	1.25		1.52		1.98		0.79		24
16.69	15.47	407	1.50		1.19		2.23		0.46		24
14.61	(14.01)	112,347	1.55		0.38		2.18		(0.25)		98
14.47	(14.23)	382	1.80		0.12		2.43		(0.51)		98

$20.24	6.60%	$17,991	0.35	%(c)(e)	2.08	%(c)	1.02	%(c)(e)	1.41	%(c)	16%

20.85	13.19	16,958	0.35	(e)	2.42		0.98	(e)	1.79		55
21.38	8.56	16,747	0.35	(e)	1.62		1.15	(e)	0.82		39
21.37	8.23	364	0.60	(e)	1.36		1.40	(e)	0.56		39
21.01	6.57	18,726	0.35	(e)	1.75		1.07	(e)	1.03		34
21.01	6.36	449	0.60	(e)	1.48		1.32	(e)	0.76		34
20.42	12.72	20,801	0.35	(e)	2.07		2.29	(e)	0.13		47
20.41	12.40	437	0.60	(e)	1.82		2.54	(e)	(0.12)		47

18.48	2.67	18,234	0.35	(c)(e)	2.80	(c)	81.34	(c)(e)	(78.19	)(c)	—
18.48	2.67	428	0.60	(c)(e)	1.93	(c)	81.59	(c)(e)	(79.06	)(c)	—

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders from net investment income
Year—Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations
BOND FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$18.12	$0.40		$0.21		$0.61	$(0.43)
For the Years Ended October 31,
2006—Institutional(g)	18.12	0.78		0.06		0.84	(0.84)
2005—Institutional	18.71	0.76		(0.49)		0.27	(0.86)
2005—Service	18.72	0.71		(0.47)		0.24	(0.82)
2004—Institutional	18.73	0.85		0.03		0.88	(0.90)
2004—Service	18.74	0.80		0.03		0.83	(0.85)
2003—Institutional	19.09	0.94		(0.24)		0.70	(1.06)
2003—Service	19.10	0.90		(0.25)		0.65	(1.01)
2002—Institutional	19.71	1.07	(c)	(0.57	)(c)	0.50	(1.12)
2002—Service	19.73	1.03	(c)	(0.58	)(c)	0.45	(1.08)

SHORT-TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$17.56	$0.33		$0.07		$0.40	$(0.38)
For the Years Ended October 31,
2006—Institutional(g)	17.57	0.61		0.11		0.72	(0.73)
2005—Institutional	18.16	0.53		(0.42)		0.11	(0.70)
2005—Service	18.17	0.48		(0.42)		0.06	(0.66)
2004—Institutional	18.53	0.54		(0.18)		0.36	(0.73)
2004—Service	18.54	0.50		(0.19)		0.31	(0.68)
2003—Institutional	19.04	0.51		(0.22)		0.29	(0.80)
2003—Service	19.06	0.47		(0.24)		0.23	(0.75)
2002—Institutional	19.20	0.83	(d)	(0.05	)(d)	0.78	(0.94)
2002—Service	19.21	0.78	(d)	(0.04	)(d)	0.74	(0.89)

(a)	Calculated based on average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)

As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.26% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

(d)

As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.09, increase net realized and unrealized gains and losses per share by $0.09, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.46% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

(e)	Annualized.

(f)

Reflects an increase of 0.06% to total return and 0.04% of average net assets per share due to a payment made by the Trust’s Accounting Agent relating to a distribution in excess of net investment income.

(g)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

76	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

								Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.30	3.40%		$539,514	0.83	%(e)	4.48	%(e)	0.83	%(e)	4.48	%(e)	5%

18.12	4.76		548,713	0.85		4.35		0.85		4.35		38
18.12	1.46	(f)	569,200	0.83		4.11	(f)	0.84		4.10	(f)	23
18.14	1.26	(f)	1,083	1.08		3.83	(f)	1.09		3.82	(f)	23
18.71	4.80		608,773	0.79		4.54		0.81		4.52		37
18.72	4.54		949	1.04		4.29		1.06		4.27		37
18.73	3.71		650,903	0.79		4.97		0.81		4.95		26
18.74	3.45		1,165	1.04		4.72		1.06		4.70		26
19.09	2.69		728,021	0.72		5.59	(c)	0.74		5.57	(c)	34
19.10	2.38		1,371	0.97		5.34	(c)	0.99		5.32	(c)	34

$17.58	2.29%		$115,246	0.68	%(e)	3.82	%(e)	0.89	%(e)	3.61	%(e)	11%

17.56	4.21		129,940	0.68		3.49		0.89		3.28		28
17.57	0.63		157,183	0.68		3.00		0.91		2.77		32
17.57	0.33		1,139	0.93		2.77		1.16		2.54		32
18.16	1.96		219,533	0.68		2.96		0.85		2.79		78
18.17	1.70		2,032	0.93		2.72		1.10		2.55		78
18.53	1.52		259,936	0.68		2.73		0.81		2.60		34
18.54	1.22		2,867	0.93		2.49		1.06		2.36		34
19.04	4.21		184,246	0.68		4.41	(d)	0.82		4.27	(d)	15
19.06	4.00		2,159	0.93		4.16	(d)	1.07		4.02	(d)	15

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$19.07	$0.35		$(0.12)	$0.23	$(0.35)	$(0.05)	$(0.40)
For the Years Ended October 31,
2006—Institutional(e)	19.05	0.72		0.13	0.85	(0.73)	(0.10)	(0.83)
2005—Institutional	19.59	0.72		(0.51)	0.21	(0.71)	(0.04)	(0.75)
2005—Service	19.58	0.69		(0.49)	0.20	(0.69)	(0.04)	(0.73)
2004—Institutional	19.74	0.71		0.17	0.88	(0.72)	(0.31)	(1.03)
2004—Service	19.74	0.67		0.15	0.82	(0.67)	(0.31)	(0.98)
2003—Institutional	19.68	0.73		0.22	0.95	(0.73)	(0.16)	(0.89)
2003—Service	16.68	0.70		0.20	0.90	(0.68)	(0.16)	(0.84)
2002—Institutional	19.69	0.76	(c)	0.24 (c)	1.00	(0.76)	(0.25)	(1.01)
2002—Service	19.69	0.71	(c)	0.24 (c)	0.95	(0.71)	(0.25)	(0.96)

MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$19.22	$0.36		$(0.13)	$0.23	$(0.36)	$(0.02)	$(0.38)
For the Years Ended October 31,
2006—Institutional(e)	19.19	0.74		0.10	0.84	(0.75)	(0.06)	(0.81)
2005—Institutional	19.83	0.74		(0.62)	0.12	(0.74)	(0.02)	(0.76)
2005—Service	19.84	0.68		(0.61)	0.07	(0.69)	(0.02)	(0.71)
2004—Institutional	19.73	0.72		0.14	0.86	(0.72)	(0.04)	(0.76)
2004—Service	19.75	0.67		0.13	0.80	(0.67)	(0.04)	(0.71)
2003—Institutional	19.68	0.72		0.15	0.87	(0.72)	(0.10)	(0.82)
2003—Service	19.69	0.67		0.16	0.83	(0.67)	(0.10)	(0.77)
2002—Institutional	19.45	0.75	(c)	0.26 (c)	1.01	(0.75)	(0.03)	(0.78)
2002—Service	19.45	0.69	(c)	0.28 (c)	0.97	(0.70)	(0.03)	(0.73)

(a)	Calculated based on average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of fund shares.

(c)

As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(d)	Annualized.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

78	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.90	1.24%	$149,946	0.70	%(d)	3.72	%(d)	0.83	%(d)	3.59	%(d)	19%

19.07	0.05	154,304	0.70		3.80		0.88		3.62		42
19.05	1.09	162,792	0.70		3.71		0.87		3.54		48
19.05	1.01	1	0.95		3.51		1.12		3.34		48
19.59	4.56	169,217	0.70		3.67		0.84		3.53		33
19.58	4.25	2	0.95		3.47		1.09		3.33		33
19.74	4.88	175,427	0.70		3.69		0.82		3.57		57
19.74	4.64	5	0.95		3.52		1.07		3.40		57
19.68	5.30	174,059	0.70		3.93	(c)	0.77		3.86	(c)	42
19.68	5.05	23	0.95		3.70	(c)	1.02		3.63	(c)	42

$19.07	1.18%	$154,961	0.67	%(d)	3.79	%(d)	0.82	%(d)	3.64	%(d)	12%

19.22	4.48	159,628	0.65		3.87		0.88		3.64		15
19.19	0.61	172,124	0.65		3.77		0.87		3.55		19
19.20	0.36	769	0.90		3.52		1.12		3.30		19
19.83	4.44	179,089	0.65		3.65		0.83		3.47		13
19.84	4.13	1,066	0.90		3.39		1.08		3.21		13
19.73	4.50	183,240	0.65		3.64		0.81		3.48		16
19.75	4.29	1,252	0.90		3.39		1.06		3.23		16
19.68	5.31	164,365	0.65		3.88	(c)	0.78		3.75	(c)	20
19.69	5.10	893	0.90		3.58	(c)	1.03		3.45	(c)	20

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2007—Institutional	$18.78	$0.33		$(0.10)	$0.23	$(0.33)	$(0.06)	$(0.39)
For the Years Ended October 31,
2006—Institutional(f)	18.75	0.70		0.08	0.78	(0.70)	(0.05)	(0.75)
2005—Institutional	19.33	0.69		(0.56)	0.13	(0.69)	(0.02)	(0.71)
2005—Service	19.33	0.65		(0.57)	0.08	(0.64)	(0.02)	(0.66)
2004—Institutional	19.19	0.68		0.17	0.85	(0.68)	(0.03)	(0.71)
2004—Service	19.19	0.63		0.17	0.80	(0.63)	(0.03)	(0.66)
2003—Institutional	19.03	0.67		0.18	0.85	(0.66)	(0.03)	(0.69)
2003—Service	19.03	0.62		0.18	0.80	(0.61)	(0.03)	(0.64)
2002—Institutional	18.75	0.67	(c)	0.28 (c)	0.95	(0.67)	— (e)	(0.67)
2002—Service	18.75	0.62	(c)	0.29 (c)	0.91	(0.63)	— (e)	(0.63)

(a)	Calculated based on average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of fund shares.

(c)

As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(d)	Annualized.

(e)	Amount is less than $0.005 per share.

(f)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

80	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.62	1.23%	$68,341	0.67	%(d)	3.55	%(d)	0.91	%(d)	3.31	%(d)	6%

18.78	4.28	69,075	0.65		3.75		0.98		3.42		33
18.75	0.68	68,128	0.65		3.64		1.00		3.29		13
18.75	0.43	2,294	0.90		3.39		1.25		3.04		13
19.33	4.54	68,940	0.65		3.56		0.93		3.28		8
19.33	4.27	2,189	0.90		3.31		1.18		3.03		8
19.19	4.52	69,150	0.65		3.47		0.90		3.22		10
19.19	4.26	2,176	0.90		3.21		1.15		3.96		10
19.03	5.23	63,079	0.65		3.61	(c)	0.90		3.36	(c)	8
19.03	4.97	2,121	0.90		3.35	(c)	1.15		3.10	(c)	8

Fund Expenses (Unaudited) – Six Months Ended April 30, 2007

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, redemption fees (with respect to the International Equity Fund); and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees in Institutional Shares of the International Equity Fund. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 11/1/06	Ending Account Value 4/30/07		Expenses Paid for the 6 months ended 4/30/07*	Beginning Account Value 11/1/06	Ending Account Value 4/30/07		Expenses Paid for the 6 months ended 4/30/07*	Beginning Account Value 11/1/06	Ending Account Value 4/30/07		Expenses Paid for the 6 months ended 4/30/07*	Beginning Account Value 11/1/06	Ending Account Value 4/30/07		Expenses Paid for the 6 months ended 4/30/07*
	Core Equity Fund				Growth Fund				Value Fund				MidCap Growth Fund
Actual	$1,000.00	$1,067.40		$5.70	$1,000.00	$1,064.40		$5.79	$1,000.00	$1,074.30		$5.88	$1,000.00	$1,088.20		$6.18
Hypothetical 5% return	1,000.00	1,019.28	+	5.57	1,000.00	1,019.18	+	5.67	1,000.00	1,019.12	+	5.73	1,000.00	1,018.88	+	5.97
	International Equity Fund				Asset Allocation Fund				Bond Fund				Short-Term Government Fund
Actual	$1,000.00	$1,144.80		8.72	$1,000.00	$1,066.00		2.34	$1,000.00	$1,034.00		4.18	$1,000.00	1,022.90		3.42
Hypothetical 5% return	1,000.00	1.016.66	+	8.20	1,000.00	1,030.81	+	2.38	1,000.00	1,020.68	+	4.15	1,000.00	1,021.41	+	3.42
	National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Actual	$1,000.00	$1,012.40		3.51	$1,000.00	$1,011.80		3.34	$1,000.00	$1,012.30		3.34
Hypothetical 5% return	1,000.00	1,021.31	+	3.52	1,000.00	1,021.48	+	3.35	1,000.00	1,021.48	+	3.35

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/07. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Core Equity	1.11%	Bond	0.83%
Growth	1.13	Short-Term Government	0.68
Value	1.14	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.19	Missouri Tax-Free Intermediate Bond	0.67
International Equity	1.64	Kansas Tax-Free Intermediate Bond	0.67
Asset Allocation	0.35

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Core Equity Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospectus of individual companies, particular industry sectors and/or general economic conditions.

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, who may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, who may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements.

International Equity Fund:

The Fund’s foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuation and political development.

Asset Allocation Fund:

The ability of the Asset Allocation Fund to meet is objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those funds by the manager of the Asset Allocation Fund. An investment in the Asset Allocation Fund will involve not only the expenses of the Fund itself but a proportionate share of the expenses of the Underlying Funds (including operating costs and investment management fees). The cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds. The particular underlying funds in which the Fund may invest, the equity/fixed income targets and ranges, and the investments in each underlying Fund may be changed from time to time without shareholder approval. An investment in the Commerce Asset Allocation Fund will be subject to the same risks as the underlying equity and fixed income funds in which the Fund invests. In particular, the Fund will be subject to the risk of declining stock prices, fluctuations in interest rates, and the potentially greater volatility of non-U.S. investments.

COMMERCE FUNDS

The Commerce Funds

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities are subject to prepayment risks, which may result in greater share price volatility. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

National Tax-Free Intermediate Bond Fund

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholder to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the smaller number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER	DISTRIBUTOR
AND CO-ADMINISTRATOR	Goldman, Sachs & Co.
Commerce Investment Advisors, Inc.	32 Old Slip
922 Walnut Street	New York, New York 10005
4th Floor
Kansas City, Missouri 64106	CO-ADMINISTRATOR
Goldman Sachs Asset Management
INVESTMENT SUB-ADVISER,	32 Old Slip
INTERNATIONAL EQUITY FUND	New York, New York 10005
AllianceBernstein, L.P.
1345 Avenue of the Americas	INDEPENDENT REGISTERED
New York, New York 10105	PUBLIC ACCOUNTING FIRM
KPMG LLP
CUSTODIAN/ACCOUNTING AGENT	99 High Street
State Street Bank & Trust Company	Boston, Massachusetts 02110
225 Franklin Street
Boston, Massachusetts 02110	LEGAL COUNSEL
Drinker Biddle & Reath LLP
TRANSFER AGENT	One Logan Square
Boston Financial Data Services, Inc.	18th and Cherry Streets
330 W. 9th	Philadelphia, Pennsylvania 19103-6996
3rd Floor
Kansas City, Missouri 64105

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus, which contains, more complete information about the Commerce Funds’ investment policies, fees and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

TRUSTEES

J. Eric Helsing, Chairman

David L. Bodde

Martin E. Galt III

Charles W. Peffer

OFFICERS

Larry Franklin, President

William Schuetter, Vice President

Angela Dew, Assistant Vice President and Chief Compliance Officer

Philip V. Giuca Jr., Assistant Treasurer

Diana E. McCarthy, Secretary

George Djurasovic, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

07-938/CB 5026

6/07

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Larry E. Franklin
Larry E. Franklin
President
July 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Larry E. Franklin
Larry E. Franklin
President
The Commerce Funds
July 6, 2007

/s/ Peter Fortner
Peter Fortner
Principal Accounting and Financial Officer
The Commerce Funds
July 6, 2007